Schedule of Investments (unaudited) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 0.2%

Chemicals — 0.0%
LyondellBasell Industries NV, Class A		37	$2,747

Diversified Financial Services — 0.1%
Kcad Holdings I Ltd.(a)(b)		546,753,936	754,520

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(b)		8,511	128

Household Durables — 0.0%
Berkline Benchcraft Equity LLC(a)		3,155	—

Media — 0.1%
Clear Channel Outdoor Holdings, Inc., Class A(b)		38,911	197,668
iHeartMedia, Inc., Class A(b)		1,943	32,059

			229,727

Metals & Mining — 0.0%
Ameriforge Group, Inc.		801	45,657
Preferred Proppants LLC(a)		5,738	12,911

			58,568

Software — 0.0%
Avaya Holdings Corp.(b)		18	226

Utilities — 0.0%
Texgen LLC(a)		3,661	144,610

Total Common Stocks — 0.2% (Cost — $6,581,039)			1,190,526

		Par (000)

Asset-Backed Securities — 5.7%
Allegro CLO II-S Ltd., Series 2014-1RA, Class C, 5.59%, 10/21/28(c)(d)	USD	1,000	993,113
ALM VI Ltd., Series 2012-6A, Class BR3, 4.35%, 07/15/26(c)(d)		1,000	991,612
ALM XII Ltd., Series 2015-12A, Class C1R2, 5.25%, 04/16/27(c)(d)		1,000	1,000,007
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class CR2, 5.30%, 07/15/27(c)(d)		270	268,266
Anchorage Capital CLO Ltd.(c):
Series 2014-3RA, Class E, 8.08%, 01/28/31(d)		850	795,876
Series 2014-4RA, Class D, 5.18%, 01/28/31(d)		250	240,153
Series 2015-7A, Class DR, 5.30%, 10/15/27(d)		1,000	991,112
Series 2016-8A, Class ER, 8.33%, 07/28/28(d)		1,000	995,465
Series 2016-9A, Class D, (3 mo. LIBOR US + 4.00%), 6.60%, 01/15/29(e)		350	349,644

Security		Par (000)	Value

Asset-Backed Securities (continued)
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class D, 9.01%, 10/15/30(c)(d)	USD	500	$493,531
Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.00%), 4.59%, 04/20/27(c)(e)		600	602,920
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 01/25/30(c)		460	441,979
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(c)		3,012	3,133,850
Dryden 64 CLO Ltd., Series 2018-64A, Class D, 5.25%, 04/18/31(c)(d)		250	240,960
Highbridge Loan Management Ltd., Series 5A-2015, Class ERR, 8.60%, 10/15/30(c)(d)		450	437,455
Litigation Fee Residual Funding, 4.00%, 10/30/27(a)(c)		1,041	1,037,229
Madison Park Funding X Ltd., Series 2012-10A(c)(e):
Class ER, (3 mo. LIBOR US + 7.62%), 10.21%, 01/20/29		500	498,994
Class ER2, (3 mo. LIBOR US + 6.40%), 8.84%, 01/20/29(a)(f)		500	500,000
Madison Park Funding XI Ltd., Series 2013-11A, Class ER, 9.04%, 07/23/29(c)(d)		250	245,714
Madison Park Funding XIII Ltd., Series 2014-13A, Class ER, 8.34%, 04/19/30(c)(d)		1,250	1,219,111
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.20%), 4.78%, 01/27/26(c)(e)		1,500	1,502,167
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, 7.60%, 01/15/28(c)(d)		790	757,524
Oaktree CLO Ltd., Series 2015-1A, Class DR, 7.79%, 10/20/27(c)(d)		500	492,960
Octagon Investment Partners LLC, Series 2017-1A, Class E, (3 mo. LIBOR US + 6.30%), 8.89%, 07/20/30(c)(e)		500	500,203
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 07/18/25(c)		1,686	1,687,366
OZLM Funding Ltd., Series 2012-1A, Class CR2, (3 mo. LIBOR US + 3.60%), 6.19%, 07/22/29(c)(e)		250	249,086
OZLM VIII Ltd., Series 2014-8A(c)(d):
Class BRR, 4.79%, 10/17/29		2,500	2,441,517
Class CRR, 5.74%, 10/17/29		500	493,800

1

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
OZLM XIX Ltd., Series 2017-19A, Class D, 9.20%, 11/22/30(c)(d)	USD	500	$497,512
OZLM XV Ltd., Series 2016-15A, Class C, (3 mo. LIBOR US + 4.00%), 6.59%, 01/20/29(c)(e)		1,000	999,978
OZLM XXI Ltd., Series 2017-21A, Class D, 8.13%, 01/20/31(c)(d)		250	239,973
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class D, 8.75%, 11/14/29(c)(d)		1,750	1,716,740
Rockford Tower CLO Ltd.(c)(e):
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.25%), 5.85%, 04/15/29		250	249,579
Series 2017-2A, Class D, (3 mo. LIBOR US + 3.45%), 6.05%, 10/15/29		500	499,803
Shackleton CLO Ltd., Series 2013-3A, Class DR, 5.62%, 07/15/30(c)(d)		500	481,502
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 4.00%), 6.59%, 01/23/28(c)(e)		1,000	1,000,927
Thayer Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.10%), 8.69%, 04/20/29(c)(e)		500	494,089
TICP CLO VII Ltd., Series 2017-7A, Class E, (3 mo. LIBOR US + 6.51%), 9.11%, 07/15/29(c)(e)		500	497,920
Venture XXVI CLO Ltd., Series 2017-26A, Class D, (3 mo. LIBOR US + 4.25%), 6.84%, 01/20/29(c)(e)		1,000	999,920
Vibrant CLO IV Ltd., Series 2016-4A, Class D, (3 mo. LIBOR US + 4.50%), 7.09%, 07/20/28(c)(e)		1,000	1,004,361
Wellfleet CLO Ltd., Series 2017-3A, Class B, 4.54%, 01/17/31(c)(d)		500	486,578
York CLO Ltd.(c)(e):
Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 6.19%, 10/20/29		250	250,076
Series 2016-2A, Class E, (3 mo. LIBOR US + 6.94%), 9.53%, 01/20/30		1,000	1,002,573

			34,023,145

Interest Only Asset-Backed Securities — 0.0%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 03/30/30(a)(c)		2,742	125,977

Security		Par (000)	Value

Interest Only Asset-Backed Securities (continued)
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 04/15/29(a)(c)	USD	1,881	$76,985

			202,962

Total Asset-Backed Securities — 5.7% (Cost — $34,563,387)			34,226,107

Corporate Bonds — 62.3%

Advertising Agencies — 0.0%
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(c)		200	203,250

Aerospace & Defense — 2.3%
Amsted Industries, Inc., 5.63%, 07/01/27(c)(f)		156	157,168
Arconic, Inc.:
5.40%, 04/15/21		10	10,243
5.87%, 02/23/22		730	761,025
5.13%, 10/01/24(g)		808	821,106
BBA US Holdings, Inc., 5.38%, 05/01/26(c)		271	274,387
Bombardier, Inc.(c):
8.75%, 12/01/21(g)		635	685,673
5.75%, 03/15/22		315	312,801
6.00%, 10/15/22		8	7,798
6.13%, 01/15/23(g)		338	328,604
7.50%, 12/01/24(g)		965	948,112
7.50%, 03/15/25		620	601,214
7.88%, 04/15/27		1,783	1,710,566
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(c)		378	398,790
Moog, Inc., 5.25%, 12/01/22(c)		270	272,700
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22(c)		165	168,713
TransDigm UK Holdings PLC, 6.88%, 05/15/26(g)		264	256,740
TransDigm, Inc.:
6.00%, 07/15/22		304	305,520
6.50%, 05/15/25		54	53,595
6.25%, 03/15/26(c)(g)		5,755	5,877,294

			13,952,049

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(c)		18	18,518

Airlines — 1.6%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 09/15/24(c)(g)		1,109	1,109,848

2

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines (continued)
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24(g)	USD	1,972	$2,047,445
Series 2013-2, Class B, 5.60%, 01/15/22(c)		252	255,904
Series 2017-1, Class B, 4.95%, 08/15/26		1,282	1,331,780
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20		239	225,854
Latam Finance Ltd., 6.88%, 04/11/24(c)		203	206,275
United Airlines Pass-Through Trust(g):
Series 2014-2, Class B, 4.63%, 03/03/24		1,547	1,578,081
Series 2015-1, Class A, 3.70%, 06/01/24		2,430	2,448,954
Virgin Australia Trust, Series 2013-1, Class A, 5.00%, 04/23/25(c)(g)		172	176,163

			9,380,304

Auto Components — 1.0%
Allison Transmission, Inc.(c):
5.00%, 10/01/24		28	27,810
5.88%, 06/01/29		319	321,791
Aptiv PLC, 4.40%, 10/01/46		240	221,434
GKN Holdings Ltd., 4.63%, 05/12/32	GBP	100	122,961
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	USD	67	61,389
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25%, 02/01/22		299	304,606
6.75%, 02/01/24		246	252,150
6.38%, 12/15/25		149	149,745
6.25%, 05/15/26(c)		218	216,365
IHO Verwaltungs GmbH, (3.63% Cash or 3.38% PIK), 3.63%, 05/15/25(f)(h)	EUR	100	111,156
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
4.38%, 05/15/26		100	111,324
6.25%, 05/15/26(c)	USD	2,124	2,166,480
8.50%, 05/15/27(c)		1,754	1,749,615
Tesla, Inc., 5.30%, 08/15/25(c)(g)		206	167,894

			5,984,720

Banks — 2.1%
Allied Irish Banks PLC(5 year EUR Swap + 3.95%), 4.13%, 11/26/25(i)	EUR	100	116,444
Banco de Sabadell SA, 1.75%, 05/10/24		100	111,007
Banco Espirito Santo SA(b)(j):
4.75%, 01/15/20		100	27,929
4.00%, 01/21/21		100	27,929
Bank of Ireland(5 year EUR Swap + 3.55%), 4.25%, 06/11/24(i)		100	111,748

Security		Par (000)	Value

Banks (continued)
Barclays PLC:
4.38%, 09/11/24	USD	580	$582,551
3.65%, 03/16/25(g)		3,600	3,532,385
5.20%, 05/12/26		200	204,468
BBVA Bancomer SA, 6.75%, 09/30/22(c)		192	208,080
CIT Group, Inc.:
5.00%, 08/01/23		582	605,280
5.25%, 03/07/25		599	632,772
6.13%, 03/09/28		98	107,486
HSBC Holdings PLC, 4.38%, 11/23/26(g)		395	407,217
Nordea Bank AB, 4.50%, 03/26/20	EUR	1,020	1,178,942
Promerica Financial Corp., 9.70%, 05/14/24(c)	USD	200	209,300
Santander Holdings USA, Inc., 4.50%, 07/17/25(g)		1,750	1,836,346
Santander UK Group Holdings PLC, 2.88%, 08/05/21(g)		950	945,252
Standard Chartered PLC, 3.89%, 03/15/24(c)(d)(g)		1,500	1,514,939

			12,360,075

Beverages — 0.1%
Central American Bottling Corp., 5.75%, 01/31/27(c)		176	181,258
Crown European Holdings SA, 2.25%, 02/01/23(c)	EUR	100	115,681

			296,939

Building Materials — 0.0%
Jeld-Wen, Inc., 4.63%, 12/15/25(c)	USD	138	131,790

Building Products — 0.4%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(c)		184	188,600
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(c)		18	17,016
CPG Merger Sub LLC, 8.00%, 10/01/21(c)		324	328,050
Jeld-Wen, Inc., 4.88%, 12/15/27(c)		19	17,860
Masonite International Corp.(c):
5.63%, 03/15/23		384	390,720
5.75%, 09/15/26		160	162,000
PGT Escrow Issuer, Inc., 6.75%, 08/01/26(c)		107	111,012
Standard Industries, Inc.(c):
5.50%, 02/15/23		66	66,907
5.38%, 11/15/24		404	408,351
6.00%, 10/15/25		600	618,738
5.00%, 02/15/27		36	35,145

3

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products (continued)
4.75%, 01/15/28	USD	46	$43,988

			2,388,387

Cable Television Services — 0.0%
Cincinnati Bell, Inc., 8.00%, 10/15/25(c)		146	125,195

Capital Markets — 0.7%
Blackstone CQP Holdco LP(c):
6.50%, 03/20/21		2,040	2,046,895
6.00%, 08/18/21		332	330,340
Intertrust Group BV, 3.38%, 11/15/25	EUR	100	114,747
Lions Gate Capital Holdings LLC(c):
6.38%, 02/01/24	USD	25	25,625
5.88%, 11/01/24		171	171,855
Morgan Stanley, 4.00%, 07/23/25(g)		965	1,007,112
Owl Rock Capital Corp., 5.25%, 04/15/24		192	193,790
Stevens Holding Co., Inc., 6.13%, 10/01/26(c)		167	173,680

			4,064,044

Chemicals — 1.5%
Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(c)(h)		256	250,880
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(c)		1,830	1,793,400
Axalta Coating Systems LLC, 4.88%, 08/15/24(c)		608	604,960
Blue Cube Spinco LLC:
9.75%, 10/15/23		596	655,600
10.00%, 10/15/25		380	426,075
Chemours Co.:
6.63%, 05/15/23		120	119,550
7.00%, 05/15/25		112	112,000
4.00%, 05/15/26	EUR	186	203,498
5.38%, 05/15/27	USD	99	89,595
Cydsa SAB de CV, 6.25%, 10/04/27(c)		252	248,314
Element Solutions, Inc., 5.88%, 12/01/25(c)(g)		1,491	1,511,501
GCP Applied Technologies, Inc., 5.50%, 04/15/26(c)		248	248,620
Mexichem SAB de CV, 5.50%, 01/15/48(c)		200	189,500
NOVA Chemicals Corp., 4.88%, 06/01/24(c)		210	196,613
PQ Corp.(c):
6.75%, 11/15/22		444	458,430
5.75%, 12/15/25		543	543,000
Versum Materials, Inc., 5.50%, 09/30/24(c)		158	169,013

Security		Par (000)	Value

Chemicals (continued)
WR Grace & Co-Conn(c):
5.13%, 10/01/21(g)	USD	741	$750,040
5.63%, 10/01/24		200	209,000

			8,779,589

Commercial Services & Supplies — 0.9%
ADT Security Corp.:
6.25%, 10/15/21		139	145,255
3.50%, 07/15/22(g)		267	258,656
4.13%, 06/15/23		164	158,875
4.88%, 07/15/32(c)		360	297,900
Advanced Disposal Services, Inc., 5.63%, 11/15/24(c)		147	152,880
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(c)		383	383,479
Core & Main LP, 6.13%, 08/15/25(c)		817	806,787
Fortress Transportation & Infrastructure Investors LLC(c):
6.75%, 03/15/22		71	71,533
6.50%, 10/01/25		78	78,390
GFL Environmental, Inc., 8.50%, 05/01/27(c)		293	299,012
Harland Clarke Holdings Corp., 8.38%, 08/15/22(c)		414	351,900
KAR Auction Services, Inc., 5.13%, 06/01/25(c)		380	374,300
Mobile Mini, Inc., 5.88%, 07/01/24		499	512,099
Paprec Holding SA, 4.00%, 03/31/25	EUR	100	103,616
Pitney Bowes, Inc., 3.88%, 10/01/21(g)	USD	500	480,800
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(c)		472	479,080
United Rentals North America, Inc., 5.50%, 05/15/27		339	341,966

			5,296,528

Commercial Services & Supplies — 0.1%
United Rentals North America, Inc., 4.63%, 10/15/25		383	376,297

Communications Equipment — 1.0%
CommScope, Inc.(c):
5.50%, 03/01/24(g)		932	936,660
6.00%, 03/01/26		731	729,173
Motorola Solutions, Inc., 3.75%, 05/15/22(g)		843	866,309
Nokia OYJ:
3.38%, 06/12/22		106	105,470
4.38%, 06/12/27		149	146,020
6.63%, 05/15/39		200	212,750
ViaSat, Inc., 5.63%, 04/15/27(c)		571	578,851
Zayo Group LLC/Zayo Capital, Inc.(g):
6.00%, 04/01/23		531	544,275

4

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Communications Equipment (continued)
6.38%, 05/15/25	USD	535	$550,381
5.75%, 01/15/27(c)		1,135	1,166,213

			5,836,102

Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 8.50%, 07/15/25(c)		271	230,350
frontdoor, Inc., 6.75%, 08/15/26(c)		368	386,400
SPIE SA, 3.13%, 03/22/24	EUR	100	116,949
SRS Distribution, Inc., 8.25%, 07/01/26(c)	USD	28	27,300

			760,999

Construction Materials — 0.5%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26(c)		256	260,160
HD Supply, Inc., 5.38%, 10/15/26(c)(g)		1,806	1,837,605
Navistar International Corp., 6.63%, 11/01/25(c)		318	325,161
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(c)		136	138,720
Williams Scotsman International, Inc.(c):
7.88%, 12/15/22		109	112,815
6.88%, 08/15/23		391	391,000

			3,065,461

Consumer Discretionary — 0.4%
AA Bond Co. Ltd., 4.88%, 07/31/43	GBP	100	124,828
Dun & Bradstreet Corp., 6.88%, 08/15/26(c)	USD	1,114	1,139,065
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(c)		135	131,470
Silversea Cruise Finance Ltd., 7.25%, 02/01/25(c)		56	59,990
Viking Cruises Ltd.(c):
6.25%, 05/15/25		315	320,512
5.88%, 09/15/27(g)		828	803,011

			2,578,876

Consumer Finance — 2.0%
Alliance Data Systems Corp.(c):
5.88%, 11/01/21		696	709,050
5.38%, 08/01/22		64	64,560
Ally Financial, Inc., 8.00%, 11/01/31(g)		1,889	2,394,307
Credit Acceptance Corp., 6.63%, 03/15/26(c)		158	163,925
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(c)		200	192,017
Mulhacen Pte Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 08/01/23(h)	EUR	119	131,758

Security		Par (000)	Value

Consumer Finance (continued)
Navient Corp.:
5.00%, 10/26/20	USD	310	$313,488
6.63%, 07/26/21		113	117,205
6.50%, 06/15/22		85	88,400
5.50%, 01/25/23		327	326,101
7.25%, 09/25/23		257	269,773
5.88%, 10/25/24		145	145,000
6.75%, 06/25/25		105	106,444
6.75%, 06/15/26		108	108,540
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	100	112,214
4.50%, 05/15/26(c)		400	448,857
6.25%, 05/15/26(c)(g)	USD	2,410	2,429,087
8.25%, 11/15/26(c)(g)		1,316	1,309,420
Springleaf Finance Corp.:
6.13%, 05/15/22		70	73,150
5.63%, 03/15/23		8	8,210
6.13%, 03/15/24		453	469,988
6.88%, 03/15/25		281	292,858
7.13%, 03/15/26		147	154,122
6.63%, 01/15/28		221	223,767
Verscend Escrow Corp., 9.75%, 08/15/26(c)		1,245	1,316,587

			11,968,828

Containers & Packaging — 1.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(c):
4.63%, 05/15/23		990	988,762
7.25%, 05/15/24		1,840	1,915,900
4.75%, 07/15/27	GBP	100	122,632
Berry Global Escrow Corp., 4.88%, 07/15/26(c)(f)	USD	442	439,671
BWAY Holding Co.:
4.75%, 04/15/24	EUR	100	113,884
5.50%, 04/15/24(c)(g)	USD	1,429	1,396,990
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		196	189,630
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(g)		523	525,877
Greif, Inc., 6.50%, 03/01/27(c)		91	91,455
Intertape Polymer Group, Inc., 7.00%, 10/15/26(c)		136	138,720
Mercer International, Inc.:
6.50%, 02/01/24		113	115,260
5.50%, 01/15/26		117	115,216
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(c):
(3 mo. LIBOR US + 3.50%), 6.10%, 07/15/21(e)		433	434,624
5.13%, 07/15/23		146	146,029
7.00%, 07/15/24(g)		699	703,648

5

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Sealed Air Corp.(c):
5.13%, 12/01/24	USD	46	$47,380
6.88%, 07/15/33		44	47,850
Suzano Austria GmbH, 6.00%, 01/15/29(c)		517	551,143

			8,084,671

Diversified Consumer Services — 0.7%
APX Group, Inc.(g):
8.75%, 12/01/20		321	300,135
7.88%, 12/01/22		336	309,960
Ascend Learning LLC, 6.88%, 08/01/25(c)		798	797,902
Graham Holdings Co., 5.75%, 06/01/26(c)		211	220,495
Laureate Education, Inc., 8.25%, 05/01/25(c)		114	123,147
Matthews International Corp., 5.25%, 12/01/25(c)		108	103,410
Pinnacle Bidco PLC, 6.38%, 02/15/25	GBP	100	129,696
Prime Security Services Borrower LLC/Prime Finance, Inc.(c):
9.25%, 05/15/23	USD	251	262,923
5.25%, 04/15/24		284	278,684
5.75%, 04/15/26		507	499,078
Service Corp. International, 5.13%, 06/01/29		288	292,974
ServiceMaster Co. LLC, 5.13%, 11/15/24(c)		797	797,000
Verisure Holding AB, 3.50%, 05/15/23	EUR	100	114,787

			4,230,191

Diversified Financial Services — 0.8%
Controladora Mabe SA de CV, 5.60%, 10/23/28(c)	USD	200	207,250
FS Energy & Power Fund, 7.50%, 08/15/23(c)		79	79,790
General Motors Financial Co., Inc., 4.38%, 09/25/21(g)		530	542,939
Gilex Holding Sarl, 8.50%, 05/02/23(c)		182	191,784
Intesa Sanpaolo SpA, 5.02%, 06/26/24(c)(g)		2,442	2,314,514
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.88%, 04/15/22(c)		480	488,251
MSCI, Inc., 5.25%, 11/15/24(c)		105	107,625
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(c)(g)		378	380,835
UniCredit SpA(5 year EUR Swap + 4.32%), 4.38%, 01/03/27(i)	EUR	100	113,928
Vantiv LLC/Vanity Issuer Corp., 3.88%, 11/15/25(c)	GBP	100	131,419

Security		Par (000)	Value

Diversified Financial Services (continued)
WMG Acquisition Corp., 5.50%, 04/15/26(c)	USD	166	$168,282

			4,726,617

Diversified Telecommunication Services — 1.3%
CenturyLink, Inc.(g):
5.63%, 04/01/25		526	508,905
Series S, 6.45%, 06/15/21		412	428,480
Series W, 6.75%, 12/01/23		340	355,827
Series Y, 7.50%, 04/01/24		644	687,470
Cincinnati Bell, Inc., 7.00%, 07/15/24(c)		382	329,475
Embarq Corp., 8.00%, 06/01/36		428	396,970
Frontier Communications Corp.:
10.50%, 09/15/22		163	118,582
11.00%, 09/15/25(g)		1,205	759,150
8.50%, 04/01/26(c)		377	361,920
8.00%, 04/01/27(c)(g)		1,085	1,122,975
Level 3 Financing, Inc.:
5.38%, 08/15/22		184	184,690
5.63%, 02/01/23		61	61,229
5.13%, 05/01/23		295	294,720
5.38%, 05/01/25		90	90,112
5.25%, 03/15/26(g)		909	906,455
Telecom Italia Capital SA:
6.38%, 11/15/33		126	121,275
6.00%, 09/30/34		191	178,107
Telecom Italia SpA:
4.00%, 04/11/24	EUR	150	173,901
5.30%, 05/30/24(c)	USD	200	197,740
2.75%, 04/15/25	EUR	100	107,847
Verizon Communications, Inc., 3.38%, 02/15/25(g)	USD	156	160,210

			7,546,040

Electric Utilities — 0.5%
AES Corp., 5.50%, 04/15/25		152	156,970
Black Hills Corp., 3.15%, 01/15/27(g)		305	299,121
DPL, Inc., 7.25%, 10/15/21		15	15,975
Enel Finance International NV, 3.63%, 05/25/27(c)(g)		900	863,835
Energuate Trust, 5.88%, 05/03/27(c)		200	200,365
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(c)		325	339,128
Exelon Corp., 3.40%, 04/15/26(g)		140	141,232
Inkia Energy Ltd., 5.88%, 11/09/27(c)		377	377,036
NextEra Energy Operating Partners LP(c):
4.25%, 09/15/24		101	100,369
4.50%, 09/15/27		128	124,160
Talen Energy Supply LLC:
6.50%, 06/01/25		50	42,500
10.50%, 01/15/26(c)		50	50,000

6

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.:
10.25%, 11/01/15(a)	USD	47	$—
10.50%, 11/01/19		31	146
11.50%, 10/01/20(a)		300	—

			2,710,837

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp.:
5.00%, 09/01/23		72	72,828
5.50%, 12/01/24(g)		521	542,491
5.00%, 09/01/25		107	108,204
Itron, Inc., 5.00%, 01/15/26(c)		25	24,906

			748,429

Energy Equipment & Services — 0.6%
Apergy Corp., 6.38%, 05/01/26		147	150,675
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(c)		147	151,043
Ensco Rowan PLC:
4.50%, 10/01/24		26	17,989
5.20%, 03/15/25		239	165,508
7.75%, 02/01/26		141	104,693
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(c)		317	315,019
Halliburton Co., 3.80%, 11/15/25(g)		100	102,954
McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.63%, 05/01/24(c)		331	281,277
Odebrecht Oil & Gas Finance Ltd., 0.00%(c)(k)(l)	BRL	43	320
Pattern Energy Group, Inc., 5.88%, 02/01/24(c)	USD	299	301,242
Precision Drilling Corp., 5.25%, 11/15/24		14	12,775
SESI LLC, 7.75%, 09/15/24		104	68,640
Transocean, Inc.:
8.38%, 12/15/21		51	53,423
9.00%, 07/15/23(c)		613	629,827
7.50%, 01/15/26(c)		298	278,257
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 04/01/26		245	251,125
6.88%, 09/01/27(c)		438	447,307

			3,332,074

Environmental, Maintenance, & Security Service — 0.1%
GFL Environmental, Inc., 7.00%, 06/01/26(c)		317	305,017
Tervita Escrow Corp., 7.63%, 12/01/21(c)		343	343,858

Security		Par (000)	Value

Environmental, Maintenance, & Security Service (continued)
Waste Pro USA, Inc., 5.50%, 02/15/26(c)	USD	148	$146,520

			795,395

Equity Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc., 3.45%, 06/01/25(g)		1,245	1,279,732
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(c)		167	169,296
ERP Operating LP, 3.38%, 06/01/25(g)		1,015	1,047,978
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(c)		145	144,275
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24		337	332,626
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25		30	30,113
Iron Mountain, Inc., 4.88%, 09/15/27(c)		397	373,180
iStar, Inc.:
4.63%, 09/15/20		33	33,124
6.00%, 04/01/22		62	62,620
5.25%, 09/15/22		67	67,251
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24(g)		1,361	1,405,232
4.50%, 09/01/26(g)		678	660,847
4.50%, 01/15/28		236	222,430
MPT Operating Partnership LP/MPT Finance Corp.:
5.50%, 05/01/24		73	74,460
5.00%, 10/15/27(g)		991	978,612
Starwood Property Trust, Inc., 5.00%, 12/15/21		234	235,353
Trust F/1401, 6.95%, 01/30/44		706	765,304
Ventas Realty LP, 4.13%, 01/15/26(g)		650	678,474
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		224	242,566

			8,803,473

Food & Staples Retailing — 0.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24		186	187,860
5.75%, 03/15/25		70	67,564
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, 7.50%, 03/15/26(c)		107	111,815
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	100	127,623
Post Holdings, Inc., 5.63%, 01/15/28(c)	USD	73	72,270

7

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing (continued)
Tesco Corporate Treasury Services PLC, 2.50%, 05/02/25	GBP	100	$125,652

			692,784

Food Products — 0.7%
Aramark Services, Inc.(c):
5.00%, 04/01/25	USD	79	78,605
5.00%, 02/01/28(g)		382	377,941
B&G Foods, Inc., 5.25%, 04/01/25		51	49,311
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(c)		149	135,590
Darling Ingredients, Inc., 5.25%, 04/15/27(c)		124	125,525
JBS USA LUX SA/JBS USA Finance, Inc.(c):
5.88%, 07/15/24		412	424,026
5.75%, 06/15/25(g)		1,006	1,028,635
6.75%, 02/15/28		174	185,375
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(c)		735	771,750
MARB BondCo PLC:
7.00%, 03/15/24		200	205,381
6.88%, 01/19/25(c)		200	204,000
Post Holdings, Inc.(c):
5.50%, 03/01/25		246	248,153
5.75%, 03/01/27		253	254,265
Simmons Foods, Inc., 7.75%, 01/15/24(c)		270	286,200

			4,374,757

Health Care Equipment & Supplies — 0.9%
Avantor, Inc.(c)(g):
6.00%, 10/01/24		1,750	1,817,375
9.00%, 10/01/25		1,182	1,295,767
Hologic, Inc.(c):
4.38%, 10/15/25		45	44,494
4.63%, 02/01/28		174	169,868
Immucor, Inc., 11.13%, 02/15/22(c)		100	101,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 08/01/22(c)(g)		137	111,614
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(c)(g)		1,591	1,483,607
Teleflex, Inc.:
5.25%, 06/15/24		250	256,250
4.88%, 06/01/26		87	88,305

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
4.63%, 11/15/27	USD	58	$57,304

			5,425,584

Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		146	146,730
6.50%, 03/01/24		235	240,288
AHP Health Partners, Inc., 9.75%, 07/15/26(c)		140	148,050
Centene Corp.:
6.13%, 02/15/24		37	38,624
4.75%, 01/15/25		200	202,500
5.38%, 06/01/26(c)(g)		1,814	1,881,481
CHS/Community Health Systems, Inc.(c):
8.63%, 01/15/24		598	598,000
8.00%, 03/15/26		575	550,850
DaVita, Inc., 5.13%, 07/15/24		235	229,055
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 05/15/22(c)(h)		97	97,121
Encompass Health Corp., 5.75%, 11/01/24		73	73,548
Envision Healthcare Crop., 8.75%, 10/15/26(c)		321	270,442
HCA, Inc.:
5.38%, 02/01/25		490	511,290
5.88%, 02/15/26		46	48,760
5.38%, 09/01/26		337	349,675
5.63%, 09/01/28(g)		1,000	1,042,590
5.88%, 02/01/29(g)		1,154	1,224,682
MEDNAX, Inc., 5.25%, 12/01/23(c)		168	167,580
Molina Healthcare, Inc.:
5.38%, 11/15/22		172	175,388
4.88%, 06/15/25(c)		238	235,918
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(c)		326	324,370
NVA Holdings, Inc., 6.88%, 04/01/26(c)		175	170,625
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(c)(g)(h)		667	655,000
Regional Care Hospital Partners Holdings, Inc., 8.25%, 05/01/23(c)		599	633,670
Sotera Health Holdings LLC, 6.50%, 05/15/23(c)		366	366,915
Surgery Center Holdings, Inc.(c):
6.75%, 07/01/25(g)		432	392,040
10.00%, 04/15/27		267	271,005
Team Health Holdings, Inc., 6.38%, 02/01/25(c)(g)		320	263,800
Tenet Healthcare Corp.:
6.00%, 10/01/20(g)		580	595,834
8.13%, 04/01/22		502	524,781

8

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
4.63%, 07/15/24(g)	USD	530	$526,131
6.25%, 02/01/27(c)		1,222	1,246,440
UnitedHealth Group, Inc., 3.75%, 07/15/25(g)		1,470	1,542,904
Vizient, Inc., 6.25%, 05/15/27(c)		407	423,789
WellCare Health Plans, Inc.:
5.25%, 04/01/25		310	314,169
5.38%, 08/15/26(c)		343	351,472

			16,835,517

Health Care Services — 0.0%
Avaya, Inc. Escrow, 7.00%, 04/01/19(a)(b)(c)(j)		183	—

Health Care Technology — 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(c)		508	490,220
IQVIA, Inc.:
3.25%, 03/15/25	EUR	148	168,018
3.25%, 03/15/25(c)		100	113,526
5.00%, 10/15/26(c)	USD	463	471,103
5.00%, 05/15/27(c)		637	646,179

			1,889,046

Hotels, Restaurants & Leisure — 3.8%
1011778 BC ULC/New Red Finance, Inc.(c):
4.25%, 05/15/24		273	269,929
5.00%, 10/15/25(g)		1,890	1,861,650
Boyd Gaming Corp., 6.00%, 08/15/26		112	113,120
Boyne USA, Inc., 7.25%, 05/01/25(c)		184	198,720
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(c)		297	290,466
Churchill Downs, Inc.(c):
5.50%, 04/01/27		665	676,637
4.75%, 01/15/28		188	180,480
CPUK Finance Ltd., 4.25%, 02/28/47	GBP	100	126,446
Eldorado Resorts, Inc.:
6.00%, 04/01/25	USD	91	92,702
6.00%, 09/15/26		117	121,095
ESH Hospitality, Inc., 5.25%, 05/01/25(c)		285	285,712
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23		126	133,822
5.25%, 06/01/25		108	114,043
5.38%, 04/15/26		174	183,953
Golden Nugget, Inc., 6.75%, 10/15/24(c)		1,206	1,196,955
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/26		697	703,970

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	USD	49	$49,284
IRB Holding Corp., 6.75%, 02/15/26(c)		52	50,700
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(c):
5.00%, 06/01/24		35	35,438
5.25%, 06/01/26		368	371,820
4.75%, 06/01/27		5	4,900
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26(c)		40	41,400
McDonald’s Corp., 3.70%, 01/30/26(g)		405	422,384
Melco Resorts Finance Ltd., 4.88%, 06/06/25(c)(g)		375	369,028
MGM Resorts International:
6.63%, 12/15/21(g)		992	1,057,720
7.75%, 03/15/22		453	499,432
4.63%, 09/01/26		11	10,670
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/21		494	494,617
Sabre GLBL, Inc.(c):
5.38%, 04/15/23		147	148,129
5.25%, 11/15/23		210	211,050
Scientific Games International, Inc.:
5.00%, 10/15/25(c)(g)		1,026	1,005,870
3.38%, 02/15/26	EUR	100	109,369
8.25%, 03/15/26(c)	USD	785	789,427
Six Flags Entertainment Corp.(c):
4.88%, 07/31/24		849	838,557
5.50%, 04/15/27(g)		329	328,043
Spirit Issuer PLC:
Series A2, (3 mo. LIBOR GBP + 2.70%), 3.53%, 12/28/31(e)	GBP	1,800	2,209,062
Series A5, 5.47%, 12/28/34		4,500	5,946,534
Station Casinos LLC, 5.00%, 10/01/25(c)	USD	123	118,387
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27	GBP	57	80,373
Wyndham Destinations, Inc.:
5.40%, 04/01/24	USD	13	13,325
5.75%, 04/01/27		64	64,320
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(c)		121	122,815
Wynn Macau Ltd., 5.50%, 10/01/27(c)(g)		600	580,647
Yum! Brands, Inc.:
3.88%, 11/01/23		98	97,755
5.35%, 11/01/43		6	5,280
			22,626,036

Household Durables — 0.6%
Algeco Global Finance PLC, 8.00%, 02/15/23(c)		600	606,000

9

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 07/01/22(c)	USD	207	$208,553
Lennar Corp.:
8.38%, 01/15/21		134	143,715
6.25%, 12/15/21		380	398,050
4.88%, 12/15/23		122	124,928
4.75%, 05/30/25		260	262,600
5.25%, 06/01/26		28	28,875
4.75%, 11/29/27		360	362,700
Mattamy Group Corp.(c):
6.88%, 12/15/23		113	115,825
6.50%, 10/01/25		172	174,580
MDC Holdings, Inc., 6.00%, 01/15/43		122	107,055
Meritage Homes Corp., 5.13%, 06/06/27		77	75,148
PulteGroup, Inc., 6.38%, 05/15/33(g)		469	484,242
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(c)(f)		264	262,601
Tempur Sealy International, Inc., 5.50%, 06/15/26		180	180,450
TRI Pointe Group, Inc.:
4.88%, 07/01/21		112	112,280
5.25%, 06/01/27		15	14,025
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.:
4.38%, 06/15/19		110	109,175
5.88%, 06/15/24		11	10,892

			3,781,694

Household Products — 0.2%
ACCO Brands Corp., 5.25%, 12/15/24(c)		85	84,388
Berkline Benchcraft LLC, 4.50%, 06/01/20(a)(b)(f)(j)		200	—
Energizer Holdings, Inc.(c):
6.38%, 07/15/26		46	46,115
7.75%, 01/15/27		376	391,980
Spectrum Brands, Inc., 6.63%, 11/15/22		407	415,140

			937,623

Independent Power and Renewable Electricity Producers — 1.1%
AES Corp.:
4.50%, 03/15/23		187	188,169
4.88%, 05/15/23		193	193,822
6.00%, 05/15/26		230	240,350
5.13%, 09/01/27		45	46,012
Calpine Corp.:
5.38%, 01/15/23		1,045	1,033,244
5.88%, 01/15/24(c)		320	322,704
5.75%, 01/15/25		444	429,668
5.25%, 06/01/26(c)		730	714,539

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Clearway Energy Operating LLC:
5.38%, 08/15/24	USD	443	$440,785
5.75%, 10/15/25(c)		271	270,322
NRG Energy, Inc.:
6.63%, 01/15/27(g)		968	1,029,710
5.75%, 01/15/28(g)		596	622,075
5.25%, 06/15/29(c)		610	626,879
TerraForm Power Operating LLC(c):
4.25%, 01/31/23		181	175,117
6.63%, 06/15/25(m)		30	30,975
5.00%, 01/31/28		181	173,986

			6,538,357

Industrial Conglomerates — 0.1%
Algeco Global Finance PLC, 6.50%, 02/15/23	EUR	100	116,262
BWX Technologies, Inc., 5.38%, 07/15/26(c)	USD	209	213,180
Vertiv Group Corp., 9.25%, 10/15/24(c)(g)		541	532,885

			862,327

Insurance — 1.4%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(c)		109	111,998
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23(c)		1,247	1,271,940
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25(g)		360	364,524
AmWINS Group, Inc., 7.75%, 07/01/26(c)		221	222,657
Aon PLC, 3.88%, 12/15/25(g)		1,115	1,163,125
Assicurazioni Generali SpA(3 mo. Euribor + 5.35%), 5.50%, 10/27/47(i)	EUR	100	121,881
CNO Financial Group, Inc., 5.25%, 05/30/29(f)	USD	352	355,520
Global Atlantic Fin Co., 8.63%, 04/15/21(c)(g)		750	811,966
GTCR AP Finance, Inc., 8.00%, 05/15/27(c)		216	211,680
HUB International Ltd., 7.00%, 05/01/26(c)(g)		1,189	1,169,263
Lincoln National Corp., 3.35%, 03/09/25(g)		845	858,469
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(3 mo. Euribor + 3.50%), 6.00%, 05/26/41(i)	EUR	400	495,503
Nationstar Mortgage Holdings, Inc.(c):
8.13%, 07/15/23	USD	647	645,382
9.13%, 07/15/26		144	141,028

10

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Nationwide Building Society, 4.13%, 10/18/32(c)(d)(g)	USD	595	$560,374

			8,505,310

Interactive Media & Services — 0.5%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(c)		303	304,894
Match Group, Inc., 5.63%, 02/15/29(c)		177	182,623
Netflix, Inc.:
5.88%, 11/15/28(g)		601	631,050
3.88%, 11/15/29	EUR	100	113,949
5.38%, 11/15/29(c)	USD	579	587,685
Rackspace Hosting, Inc., 8.63%, 11/15/24(c)(g)		154	133,629
Symantec Corp., 5.00%, 04/15/25(c)		454	453,681
Uber Technologies, Inc., 7.50%, 11/01/23(c)(g)		276	288,420
United Group BV, 4.38%, 07/01/22	EUR	126	143,377

			2,839,308

IT Services — 0.8%
Banff Merger Sub, Inc.:
8.38%, 09/01/26		110	116,050
9.75%, 09/01/26(c)	USD	1,813	1,695,155
First Data Corp.(c):
5.00%, 01/15/24		180	183,937
5.75%, 01/15/24(g)		2,024	2,072,070
Gartner, Inc., 5.13%, 04/01/25(c)		174	175,305
InterXion Holding NV, 4.75%, 06/15/25	EUR	100	118,026
WEX, Inc., 4.75%, 02/01/23(c)	USD	177	176,557
Xerox Corp.:
4.80%, 03/01/35		336	274,680
6.75%, 12/15/39		50	48,325

			4,860,105

Leisure Products — 0.1%
Mattel, Inc., 6.75%, 12/31/25(c)		898	884,270

Machinery — 0.6%
Colfax Corp.(c):
6.00%, 02/15/24		575	594,165
6.38%, 02/15/26		270	282,150
Manitowoc Co., Inc., 9.00%, 04/01/26(c)		242	235,345
Mueller Water Products, Inc., 5.50%, 06/15/26(c)		233	235,330
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	109	120,552
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(c)	USD	353	346,822
SPX FLOW, Inc.(c):
5.63%, 08/15/24		206	210,635
5.88%, 08/15/26		89	91,893
Terex Corp., 5.63%, 02/01/25(c)(g)		758	745,303

Security		Par (000)	Value

Machinery (continued)
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(c)(g)	USD	758	$675,567
Wabash National Corp., 5.50%, 10/01/25(c)		241	227,143

			3,764,905

Media — 7.5%
Altice Financing SA(c):
6.63%, 02/15/23		440	446,600
7.50%, 05/15/26(g)		743	726,453
Altice France SA:
6.25%, 05/15/24(c)		200	202,750
7.38%, 05/01/26(c)(g)		2,104	2,055,345
5.88%, 02/01/27	EUR	100	117,008
8.13%, 02/01/27(c)	USD	707	706,116
Altice Luxembourg SA(c):
7.75%, 05/15/22(g)		1,065	1,083,637
7.63%, 02/15/25		668	615,028
10.50%, 05/15/27		473	472,645
AMC Networks, Inc., 4.75%, 08/01/25		542	529,805
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 02/15/23(g)		270	272,033
4.00%, 03/01/23(c)(g)		670	663,099
5.13%, 05/01/27(c)(g)		1,900	1,901,187
5.88%, 05/01/27(c)		349	359,906
5.00%, 02/01/28(c)		144	142,560
5.38%, 06/01/29(c)		646	647,221
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25(g)		2,425	2,559,429
Clear Channel International BV, 8.75%, 12/15/20(c)		560	572,600
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22(g)		1,197	1,220,593
9.25%, 02/15/24(c)		2,360	2,518,592
Series B, 6.50%, 11/15/22(g)		1,570	1,601,400
Comcast Corp., 3.95%, 10/15/25(g)		3,000	3,180,077
CSC Holdings LLC:
6.75%, 11/15/21		187	199,389
5.38%, 07/15/23(c)(g)		1,109	1,125,635
5.25%, 06/01/24		553	557,313
7.75%, 07/15/25(c)(g)		476	506,345
6.63%, 10/15/25(c)(g)		235	246,386
10.88%, 10/15/25(c)(g)		1,614	1,831,971
5.50%, 05/15/26(c)(g)		790	801,613
5.38%, 02/01/28(c)		200	200,500
6.50%, 02/01/29(c)(g)		1,022	1,080,458
Series 144S, 5.13%, 12/15/21(c)		493	491,767
Discovery Communications LLC(g):
3.25%, 04/01/23		1,490	1,501,196

11

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
3.45%, 03/15/25	USD	170	$170,234
DISH DBS Corp.:
6.75%, 06/01/21(g)		461	475,982
5.88%, 07/15/22(g)		902	886,486
5.00%, 03/15/23		358	334,730
5.88%, 11/15/24		217	195,094
eircom Finance DAC, 3.50%, 05/15/26	EUR	100	111,553
Entercom Media Corp.(c):
7.25%, 11/01/24	USD	15	15,338
6.50%, 05/01/27		286	290,290
Gray Television, Inc., 7.00%, 05/15/27(c)		311	329,424
Hughes Satellite Systems Corp., 5.25%, 08/01/26		177	176,165
iHeartCommunications, Inc.:
6.38%, 05/01/26		174	180,887
8.38%, 05/01/27(b)(j)		170	177,459
Intelsat Jackson Holdings SA:
5.50%, 08/01/23(g)		944	844,880
8.50%, 10/15/24(c)(g)		851	827,597
9.75%, 07/15/25(c)		631	635,430
Lamar Media Corp., 5.75%, 02/01/26		124	129,658
Level 3 Parent LLC, 5.75%, 12/01/22		405	406,012
Live Nation Entertainment, Inc., 4.88%, 11/01/24(c)		29	29,073
MDC Partners, Inc., 6.50%, 05/01/24(c)		265	242,475
Meredith Corp., 6.88%, 02/01/26		154	158,605
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23(c)		233	241,155
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(c)		440	435,204
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.88%, 03/15/25		54	54,675
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(c)		146	141,255
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23(c)		60	60,600
Sable International Finance Ltd., 5.75%, 09/07/27(c)		200	196,750
Sirius XM Radio, Inc., 5.00%, 08/01/27(c)		332	327,020
TEGNA, Inc.:
5.13%, 10/15/19		105	105,009
5.50%, 09/15/24(c)		66	67,072
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(c)		400	394,200
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	90	108,029

Security		Par (000)	Value

Media (continued)
Telesat Canada/Telesat LLC, 8.88%, 11/15/24(c)	USD	129	$139,159
Tribune Media Co., 5.88%, 07/15/22		302	305,307
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 3.50%, 01/15/27	EUR	100	117,301
Univision Communications, Inc.(c):
5.13%, 05/15/23(g)	USD	301	284,445
5.13%, 02/15/25		133	121,797
UPCB Finance IV Ltd.:
5.38%, 01/15/25(c)		200	202,500
4.00%, 01/15/27	EUR	90	105,571
Videotron Ltd., 5.13%, 04/15/27(c)	USD	439	441,195
Virgin Media Finance PLC, 5.75%, 01/15/25(c)		855	866,222
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	100	128,840
Virgin Media Secured Finance PLC:
5.13%, 01/15/25		100	129,902
5.25%, 01/15/26(c)	USD	355	353,225
5.50%, 08/15/26(c)		200	201,030
5.50%, 05/15/29(c)		200	198,750
Ziggo Bond Co. BV(c):
5.88%, 01/15/25		470	466,475
6.00%, 01/15/27		199	193,279
Ziggo BV:
4.25%, 01/15/27	EUR	100	115,808
5.50%, 01/15/27(c)	USD	516	503,100

			44,758,904

Metals & Mining — 1.8%
Alcoa Nederland Holding BV, 6.13%, 05/15/28(c)		200	201,000
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(c)		221	229,840
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(c)		188	187,060
Constellium NV(c):
5.75%, 05/15/24		756	761,670
6.63%, 03/01/25(g)		573	581,595
5.88%, 02/15/26		588	579,180
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		240	241,200
3.55%, 03/01/22		693	678,274
3.88%, 03/15/23		1,394	1,341,725
4.55%, 11/14/24		368	355,580
5.40%, 11/14/34		161	143,290
5.45%, 03/15/43		1,747	1,490,191
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(c)		225	209,250

12

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(c)	USD	135	$142,425
Kaiser Aluminum Corp., 5.88%, 05/15/24		112	113,960
Mineral Resources Ltd., 8.13%, 05/01/27(c)		291	292,365
Nexa Resources SA, 5.38%, 05/04/27(c)		237	241,207
Novelis Corp.(c):
6.25%, 08/15/24		1,373	1,403,892
5.88%, 09/30/26		502	489,139
Steel Dynamics, Inc.:
5.25%, 04/15/23		200	202,250
5.50%, 10/01/24		56	57,035
4.13%, 09/15/25		206	203,682
5.00%, 12/15/26		15	15,338
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25(c)		95	93,575
thyssenkrupp AG, 2.88%, 02/22/24	EUR	84	93,855
United States Steel Corp.:
6.88%, 08/15/25	USD	98	84,819
6.25%, 03/15/26		33	27,101
Vale Overseas Ltd., 6.25%, 08/10/26(g)		188	203,980

			10,664,478

Multi-Utilities — 0.3%
Brooklyn Union Gas Co., 3.41%, 03/10/26(c)(g)		1,475	1,508,353
Superior Plus LP/Superior General Partner, Inc., 7.00%, 07/15/26(c)		314	319,596

			1,827,949

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.63%, 02/10/26(c)		190	189,050

Oil, Gas & Consumable Fuels — 6.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/01/27		185	190,035
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 09/15/24		55	54,288
5.75%, 03/01/27(c)		38	38,285
Antero Resources Corp.:
5.63%, 06/01/23		147	145,346
5.00%, 03/01/25(g)		48	45,540
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(c):
10.00%, 04/01/22		239	253,612
7.00%, 11/01/26		139	130,271
Berry Petroleum Co. LLC, 7.00%, 02/15/26(c)		160	154,800

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/25	USD	160	$156,400
Bruin E&P Partners LLC, 8.88%, 08/01/23(c)		133	119,368
Callon Petroleum Co.:
6.13%, 10/01/24		202	199,940
Series WI, 6.38%, 07/01/26		162	157,545
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23(g)		240	222,000
8.25%, 07/15/25		245	238,875
Centennial Resource Production LLC, 6.88%, 04/01/27(c)		154	152,876
Chaparral Energy, Inc., 8.75%, 07/15/23(c)		181	104,075
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		623	694,458
5.88%, 03/31/25		382	410,650
5.13%, 06/30/27(g)		991	1,025,705
Cheniere Energy Partners LP:
5.63%, 10/01/26(c)		258	261,225
Series WI, 5.25%, 10/01/25		48	48,120
Chesapeake Energy Corp.:
6.63%, 08/15/20		349	353,362
4.88%, 04/15/22		97	93,120
5.75%, 03/15/23		19	18,193
7.00%, 10/01/24(g)		136	123,080
8.00%, 01/15/25(g)		326	299,920
8.00%, 03/15/26(c)		163	147,923
8.00%, 06/15/27(g)		730	646,050
CNX Resources Corp., 5.88%, 04/15/22(g)		1,823	1,748,038
Comstock Resources, Inc., 9.75%, 08/15/26		185	142,450
CONSOL Energy, Inc., 11.00%, 11/15/25(c)(g)		632	684,930
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(c)		254	226,060
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.25%, 04/01/23		21	21,174
5.63%, 05/01/27(c)		389	381,220
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)(g)		1,170	1,120,275
DCP Midstream Operating LP:
5.38%, 07/15/25		188	195,520
5.13%, 05/15/29		412	415,605
6.45%, 11/03/36(c)		226	231,650
6.75%, 09/15/37(c)		373	384,190
Denbury Resources, Inc., 9.25%, 03/31/22(c)		479	462,235

13

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Diamond Offshore Drilling, Inc.:
5.70%, 10/15/39	USD	31	$19,375
4.88%, 11/01/43		286	168,740
eG Global Finance PLC:
4.38%, 02/07/25	EUR	100	109,481
6.75%, 02/07/25(c)	USD	396	388,575
Enbridge, Inc., 6.25%, 03/01/78(d)(g)		1,565	1,545,437
Endeavor Energy Resources LP/EER Finance, Inc.(c):
5.50%, 01/30/26		650	663,000
5.75%, 01/30/28		277	287,041
EnLink Midstream LLC, 5.38%, 06/01/29		82	81,403
EnLink Midstream Partners LP:
4.40%, 04/01/24		240	235,800
4.15%, 06/01/25		24	22,980
4.85%, 07/15/26		108	105,840
5.60%, 04/01/44		252	221,760
5.05%, 04/01/45		310	260,400
5.45%, 06/01/47		232	201,840
Ensco Rowan PLC, 5.75%, 10/01/44		30	17,400
Extraction Oil & Gas, Inc.(c):
7.38%, 05/15/24		140	120,400
5.63%, 02/01/26		479	376,015
Genesis Energy LP/Genesis Energy Finance Corp.:
6.00%, 05/15/23		78	75,340
5.63%, 06/15/24		78	73,320
6.50%, 10/01/25		95	90,250
6.25%, 05/15/26		158	145,953
Geopark Ltd., 6.50%, 09/21/24(c)		200	201,000
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(c)		495	390,431
Gulfport Energy Corp.:
6.63%, 05/01/23		77	70,840
6.00%, 10/15/24		66	54,450
6.38%, 01/15/26		189	154,035
Hess Corp., 4.30%, 04/01/27		50	50,213
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(c)		246	253,380
Impulsora Pipeline LLC, 6.05%, 12/31/42(a)		1,484	1,554,446
Indigo Natural Resources LLC, 6.88%, 02/15/26(c)		363	325,792
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(c)		41	41,205
Matador Resources Co., 5.88%, 09/15/26		321	317,790
MEG Energy Corp., 6.50%, 01/15/25(c)(g)		728	700,482

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.:
5.75%, 08/15/25	USD	206	$206,408
7.05%, 05/01/29		16	17,067
5.63%, 12/01/42		168	147,972
Nabors Industries, Inc.:
5.00%, 09/15/20		46	46,575
4.63%, 09/15/21		233	224,263
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(c)		74	73,445
NGPL PipeCo LLC(c):
4.88%, 08/15/27		493	506,557
7.77%, 12/15/37		417	514,995
Noble Holding International Ltd.:
7.75%, 01/15/24		18	14,085
7.88%, 02/01/26(c)(g)		963	832,995
5.25%, 03/15/42		118	65,195
Northern Oil and Gas, Inc., (8.50% Cash or 1.00% PIK), 9.50%, 05/15/23(h)		397	408,601
NuStar Logistics LP, 6.00%, 06/01/26		163	162,622
Oasis Petroleum, Inc.:
6.88%, 03/15/22		278	269,110
6.88%, 01/15/23		44	42,240
6.25%, 05/01/26(c)		83	73,455
Odebrecht Offshore Drilling Finance Ltd.(c):
6.72%, 12/01/22	BRL	74	70,959
(7.72% PIK), 7.72%, 12/01/26(h)		8	2,084
Pacific Drilling SA, 8.38%, 10/01/23(c)	USD	1,211	1,156,505
Parsley Energy LLC/Parsley Finance Corp.(c):
6.25%, 06/01/24		139	141,954
5.38%, 01/15/25		296	295,260
5.25%, 08/15/25		59	57,820
5.63%, 10/15/27		316	312,056
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25		212	215,180
PDC Energy, Inc.:
1.13%, 09/15/21(n)		888	810,333
6.13%, 09/15/24		38	36,670
5.75%, 05/15/26		108	100,138
Petrobras Global Finance BV:
6.13%, 01/17/22		114	121,068
5.30%, 01/27/25		152	157,799
8.75%, 05/23/26		176	212,194
6.00%, 01/27/28		189	194,576
7.25%, 03/17/44		160	169,577
Petroleos Mexicanos:
5.38%, 03/13/22		39	40,088
6.50%, 03/13/27		117	117,782
Precision Drilling Corp., 7.13%, 01/15/26(c)		149	141,178

14

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
QEP Resources, Inc.:
6.88%, 03/01/21	USD	456	$462,840
5.38%, 10/01/22		239	229,440
5.25%, 05/01/23		134	126,295
5.63%, 03/01/26(g)		377	341,185
Range Resources Corp.:
5.88%, 07/01/22		52	50,960
5.00%, 08/15/22		60	56,671
4.88%, 05/15/25		108	94,095
Rowan Cos., Inc., 4.88%, 06/01/22		438	396,937
SESI LLC, 7.13%, 12/15/21		107	79,715
Seven Generations Energy Ltd.(c):
6.88%, 06/30/23		94	94,705
5.38%, 09/30/25		232	219,820
SM Energy Co.:
6.13%, 11/15/22		42	40,635
5.00%, 01/15/24		142	124,250
5.63%, 06/01/25(g)		361	314,070
6.75%, 09/15/26		25	22,325
Southwestern Energy Co.:
6.20%, 01/23/25		120	111,563
7.50%, 04/01/26		11	10,560
7.75%, 10/01/27		212	202,460
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26(g)		235	235,087
Sunoco LP/Sunoco Finance Corp.:
6.00%, 04/15/27(c)		41	41,666
Series WI, 4.88%, 01/15/23		313	315,416
Series WI, 5.50%, 02/15/26		104	105,040
Series WI, 5.88%, 03/15/28		124	125,860
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c):
4.75%, 10/01/23		26	26,131
5.50%, 09/15/24		462	471,240
5.50%, 01/15/28(g)		1,055	1,049,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.13%, 02/01/25		86	86,215
5.88%, 04/15/26		314	324,597
5.38%, 02/01/27		17	17,085
6.50%, 07/15/27(c)		324	337,430
5.00%, 01/15/28		335	322,337
6.88%, 01/15/29(c)		980	1,044,312
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28(g)		280	289,310
Transocean Pontus Ltd., 6.13%, 08/01/25(c)		200	201,140
Transocean Poseidon Ltd., 6.88%, 02/01/27(c)		428	440,305
Transocean Sentry Ltd., 5.38%, 05/15/23(c)		293	290,436
Transocean, Inc., 7.25%, 11/01/25(c)		310	288,300

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Vantage Drilling International, 9.25%, 11/15/23(c)	USD	132	$132,660
Whiting Petroleum Corp., 6.63%, 01/15/26		107	97,905
WPX Energy, Inc.:
6.00%, 01/15/22		44	44,647
8.25%, 08/01/23		174	191,835
5.25%, 09/15/24		84	82,530
5.75%, 06/01/26		45	44,634
YPF SA, 8.50%, 07/28/25		250	235,000

			39,600,998

Paper & Forest Products — 0.0%
Norbord, Inc., 6.25%, 04/15/23(c)		152	158,939

Personal Products — 0.0%
Coty, Inc., 6.50%, 04/15/26(c)		200	191,976

Pharmaceuticals — 2.9%
AbbVie, Inc., 3.60%, 05/14/25(g)		695	708,024
Allergan Funding SCS, 3.45%, 03/15/22(g)		2,460	2,474,774
Bausch Health Americas, Inc.(c):
8.50%, 01/31/27(g)		1,163	1,220,789
9.25%, 04/01/26		218	236,053
Bausch Health Cos., Inc.:
5.50%, 03/01/23(c)		199	199,498
4.50%, 05/15/23	EUR	346	390,542
5.88%, 05/15/23(c)(g)	USD	356	356,775
7.00%, 03/15/24(c)		476	497,122
6.13%, 04/15/25(c)(g)		984	958,785
5.50%, 11/01/25(c)(g)		1,148	1,154,647
9.00%, 12/15/25(c)		551	593,014
5.75%, 08/15/27(c)		181	182,697
7.00%, 01/15/28(c)		370	365,838
7.25%, 05/30/29(c)		525	522,375
Charles River Laboratories International, Inc., 5.50%, 04/01/26(c)		365	379,144
CVS Health Corp.(g):
4.75%, 12/01/22		165	174,241
4.10%, 03/25/25		2,355	2,436,652
Eagle Holding Co. II LLC, (8.50% PIK), 7.75%, 05/15/22(c)(h)		342	344,138
Elanco Animal Health, Inc., 4.90%, 08/28/28(c)		187	202,621
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(c)		1,567	1,590,818
MEDNAX, Inc., 6.25%, 01/15/27(c)		711	718,110
Nidda BondCo GmbH, 7.25%, 09/30/25	EUR	100	116,456
Par Pharmaceutical, Inc., 7.50%, 04/01/27(c)	USD	1,122	1,085,535

15

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(c)	USD	208	$216,320

			17,124,968

Real Estate — 0.0%
Prologis LP, 3.75%, 11/01/25(g)		255	269,338

Real Estate Management & Development — 0.1%
ADLER Real Estate AG, 3.00%, 04/27/26	EUR	100	114,704
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(c)	USD	174	172,695
Howard Hughes Corp., 5.38%, 03/15/25(c)		186	183,675
Newmark Group, Inc., 6.13%, 11/15/23		106	108,421
Residomo SRO, 3.38%, 10/15/24	EUR	100	114,659

			694,154

Road & Rail — 0.8%
Avis Budget Finance PLC, 4.75%, 01/30/26		100	114,098
Europcar Mobility Group, 4.00%, 04/30/26		100	109,666
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(c)	USD	169	155,480
Herc Rentals, Inc.(c):
7.50%, 06/01/22		112	115,640
7.75%, 06/01/24		106	111,565
Hertz Corp., 7.63%, 06/01/22(c)		325	329,469
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	100	114,374
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(c)(g)	USD	3,000	3,191,250
United Rentals North America, Inc.:
4.63%, 07/15/23		160	162,800
5.88%, 09/15/26		52	53,885
5.25%, 01/15/30		329	322,420

			4,780,647

Semiconductors & Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		73	81,212
Analog Devices, Inc.(g):
3.90%, 12/15/25		375	388,979
3.50%, 12/05/26		275	275,115
Applied Materials, Inc., 3.90%, 10/01/25(g)		285	301,575
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24(g)		1,515	1,499,862
Qorvo, Inc., 5.50%, 07/15/26(c)		422	429,385
QUALCOMM, Inc., 3.45%, 05/20/25(g)		1,570	1,597,817

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Sensata Technologies BV(c):
5.63%, 11/01/24	USD	179	$188,174
5.00%, 10/01/25(g)		324	324,000

			5,086,119

Software — 2.3%
ACI Worldwide, Inc., 5.75%, 08/15/26(c)		696	715,140
CA, Inc., 3.60%, 08/15/22(g)		555	560,073
CDK Global, Inc.:
4.88%, 06/01/27		655	641,081
5.25%, 05/15/29(c)		138	137,655
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(c)(g)		1,241	1,352,690
Infor US, Inc., 6.50%, 05/15/22(g)		2,649	2,679,596
Informatica LLC, 7.13%, 07/15/23(c)(g)		1,695	1,711,950
Nuance Communications, Inc.:
6.00%, 07/01/24		144	147,247
5.63%, 12/15/26		143	146,040
PTC, Inc., 6.00%, 05/15/24		227	237,783
RP Crown Parent LLC, 7.38%, 10/15/24(c)		758	788,548
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(c)(g)		1,838	1,978,056
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(c)		292	300,760
SS&C Technologies, Inc., 5.50%, 09/30/27(c)		1,542	1,553,611
TIBCO Software, Inc., 11.38%, 12/01/21(c)		784	829,080

			13,779,310

Specialty Retail — 0.5%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		334	341,515
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(c)		324	320,760
Group 1 Automotive, Inc.:
5.00%, 06/01/22		155	155,775
5.25%, 12/15/23(c)		18	18,293
IAA Spinco, Inc., 5.50%, 06/15/27(c)(f)		372	377,576
L Brands, Inc.:
6.88%, 11/01/35		401	348,870
6.75%, 07/01/36		71	60,350
Penske Automotive Group, Inc., 5.50%, 05/15/26		32	31,680
Staples, Inc.(c):
7.50%, 04/15/26		1,058	1,015,796
10.75%, 04/15/27		174	166,988

16

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
Tendam Brands SAU, 5.00%, 09/15/24	EUR	100	$110,319

			2,947,922

Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC/EMC Corp.(c)(g):
4.42%, 06/15/21	USD	40	40,985
7.13%, 06/15/24		931	981,189
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(g)		375	399,810
Western Digital Corp., 4.75%, 02/15/26(g)		589	558,531

			1,980,515

Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co., 5.63%, 03/15/27(c)		160	163,400

Thrifts & Mortgage Finance — 0.1%
Jerrold Finco PLC, 6.25%, 09/15/21	GBP	100	128,321
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(c):
5.25%, 03/15/22	USD	23	22,970
5.25%, 10/01/25		284	277,610

			428,901

Transportation Infrastructure — 0.1%
Rumo Luxembourg Sarl, 7.38%, 02/09/24(c)		293	314,243
Transurban Finance Co. Property Ltd., 4.13%, 02/02/26(c)(g)		435	449,187

			763,430

Utilities — 0.2%
ContourGlobal Power Holdings SA, 3.38%, 08/01/23	EUR	100	115,026
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(c)	USD	293	228,237
Orano SA, 3.38%, 04/23/26	EUR	100	111,131
Vistra Operations Co. LLC(c):
5.50%, 09/01/26	USD	8	8,200
5.63%, 02/15/27		422	434,006

			896,600

Wireless Telecommunication Services — 2.2%
C&W Senior Financing DAC, 6.88%, 09/15/27(c)		329	327,355
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24(c)		1,273	1,309,771
CyrusOne LP/CyrusOne Finance Corp., 5.38%, 03/15/27		112	115,500

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24(c)	USD	379	$372,367
Equinix, Inc.:
2.88%, 10/01/25	EUR	100	114,620
5.88%, 01/15/26(g)	USD	869	910,356
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	100	111,951
Matterhorn Telecom SA, 3.88%, 05/01/22		100	112,396
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(c)	USD	137	133,918
Rogers Communications, Inc., 5.00%, 03/15/44(g)		545	612,141
SBA Communications Corp.:
4.00%, 10/01/22		401	398,843
4.88%, 09/01/24(g)		1,195	1,183,468
Sprint Communications, Inc., 7.00%, 03/01/20(c)		904	925,470
Sprint Corp.:
7.88%, 09/15/23(g)		1,080	1,158,300
7.13%, 06/15/24		1,638	1,703,520
7.63%, 02/15/25(g)		159	168,142
7.63%, 03/01/26(g)		1,118	1,184,521
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(c)(g)		325	324,187
T-Mobile USA, Inc.:
4.00%, 04/15/22		197	198,477
6.38%, 03/01/25		282	292,251
6.50%, 01/15/26		227	239,485
4.50%, 02/01/26(g)		536	528,630
4.75%, 02/01/28(g)		599	593,573
Wind Tre SpA, 3.13%, 01/20/25	EUR	100	109,335
Xplornet Communications, Inc., (9.63% Cash or 10.63% PIK), 9.63%, 06/01/22(c)(h)	USD	134	139,057

			13,267,634

Total Corporate Bonds — 62.3% (Cost — $373,084,945)			372,938,533

Floating Rate Loan Interests(e) — 40.7%

Aerospace & Defense — 0.7%
1199169 B.C. Unlimited Liability Co., 2019 Term Loan B2, (3 mo. LIBOR + 4.00%), 6.60%, 04/06/26		659	660,082
Atlantic Aviation FBO, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.19%, 12/06/25(a)		396	398,977
Dynasty Acquisition Co., Inc., 2019 Term Loan B1, (3 mo. LIBOR + 4.00%), 6.60%, 04/06/26		1,226	1,227,753

17

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc., 2018 Term Loan F, (1 mo. LIBOR + 2.50%), 4.94%, 06/09/23	USD	1,952	$1,916,521
WP CPP Holdings LLC, 2018 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.34%, 04/30/25		188	187,899

			4,391,232

Air Freight & Logistics — 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, (1 mo. LIBOR + 1.75%), 4.19%, 01/15/25		714	711,370

Airlines — 0.1%
American Airlines, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.45%, 10/12/21		442	439,675
Repriced TL B due 2023, (1 mo. LIBOR + 2.00%), 4.43%, 04/28/23		231	227,346

			667,021

Auto Components — 0.5%
Adient US LLC, Term Loan B, (3 mo. LIBOR + 4.25%), 6.87%, 05/06/24		222	218,282
Panther BF Aggregator 2 LP, Term Loan B, (1 mo. LIBOR + 3.50%), 5.93%, 04/30/26		983	975,018
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.60%, 05/16/24		1,020	990,773
Wand NewCo 3, Inc., 2019 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.97%, 02/05/26		489	489,611

			2,673,684

Banks — 0.1%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.83%, 11/01/24		676	662,909

Building Materials — 0.1%
Allied Universal HoldCo LLC, 2015 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 07/28/22		636	617,216

Security		Par (000)	Value

Building Materials (continued)
USAGM HoldCo LLC, 2015 2nd Lien Term Loan, (1 mo. LIBOR + 8.50%, 1.00% Floor), 10.94%, 07/28/23	USD	205	$199,870

			817,086

Building Products — 0.3%
CPG International, Inc., 2017 Term Loan, (6 mo. LIBOR + 3.75%, 1.00% Floor), 6.63%, 05/05/24(a)		474	468,015
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 4.60%, 12/14/24		404	401,352
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.86%, 12/19/23		725	709,162

			1,578,529

Capital Markets — 0.7%
Duff & Phelps Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 02/13/25		686	666,685
Fortress Investment Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 12/27/22		486	485,034
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 5.70%, 04/12/24(a)		403	398,970
Jefferies Finance LLC, 2019 Term Loan, 05/21/26(o)		468	466,975
RPI Finance Trust, Term Loan B6, (1 mo. LIBOR + 2.00%), 4.44%, 03/27/23		824	822,715
Travelport Finance (Luxembourg) Sarl(o):
2019 2nd Lien Term Loan, 03/31/27(a)		410	397,700
2019 Term Loan, 03/13/26		1,230	1,174,133

			4,412,212

Chemicals — 1.9%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.60%, 01/31/24		1,776	1,749,815
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 4.35%, 06/01/24		1,155	1,131,260
Charter NEX US Holdings, Inc.:
2017 Term Loan B, 05/16/24(o)		972	951,225

18

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Incremental Term Loan, (1 mo. LIBOR + 3.50%), 5.94%, 05/16/24	USD	266	$265,069
Chemours Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.19%, 04/03/25		664	645,856
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (6 mo. LIBOR + 3.50%, 1.00% Floor), 6.15%, 06/28/24		262	260,997
Encapsys LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 11/07/24		325	323,495
Hexion Inc, DIP Term Loan, (3 mo. LIBOR + 2.75%), 5.35%, 10/01/20		244	243,288
Invictus US LLC:
1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 5.52%, 03/28/25		613	592,634
2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 9.27%, 03/25/26(a)		135	133,650
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 5.10%, 03/01/26		1,355	1,327,900
Momentive Performance Materials, Inc., Term Loan B, (1 Week LIBOR + 3.25%), 5.65%, 04/16/24		272	270,811
Oxea Holding Drei GmbH, 2017 Term Loan B2, (3 mo. LIBOR + 3.50%), 6.13%, 10/14/24		1,009	1,006,490
Plaskolite LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.69%, 12/12/25		376	371,649
PQ Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%), 5.08%, 02/08/25		1,078	1,072,695
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 3.25%), 5.72%, 10/01/25		405	401,371
Tata Chemicals North America, Inc., Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.38%, 08/07/20		476	475,039
Vectra Co., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.69%, 03/08/25		316	301,954

			11,525,198

Commercial Services & Supplies — 2.3%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 4.64%, 11/10/23		1,066	1,063,628
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 4.19%, 03/11/25		663	658,803

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Asurion LLC:
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 8.94%, 08/04/25	USD	731	$742,272
2017 Term Loan B4, (1 mo. LIBOR + 3.00%), 5.44%, 08/04/22		196	195,330
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 5.44%, 11/03/23		1,368	1,361,953
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 5.44%, 11/03/24		389	387,045
BrightView Landscapes LLC, 2018 1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 5.00%, 08/15/25		668	666,365
Camelot UK Holdco Ltd., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.68%, 10/03/23		1,080	1,078,615
Catalent Pharma Solutions, Inc., Term Loan B, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.69%, 05/20/24		404	402,823
Creative Artists Agency LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.43%, 02/15/24		1,053	1,048,344
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.35%, 05/09/25		192	180,538
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 05/30/25		1,147	1,121,424
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75%, 1.00% Floor), 7.35%, 11/03/23		246	204,381
KAR Auction Services, Inc., Term Loan B5, (3 mo. LIBOR + 2.50%), 5.13%, 03/09/23		494	492,449
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 05/02/22		1,280	1,265,759
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 6.94%, 08/27/25		1,801	1,799,142
West Corp.:
2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor) 6.52%, 10/10/24		1,069	994,943
2018 Term Loan B1, (1 mo. LIBOR + 3.50%, 1.00% Floor) 6.02%, 10/10/24		99	91,806

			13,755,620

19

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Communications Equipment — 0.3%
Avantor, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 11/21/24	USD	552	$551,169
Avaya, Inc., 2018 Term Loan B, (1 mo. LIBOR + 4.25%), 6.69%, 12/15/24		512	501,154
Ciena Corp., 2018 Term Loan B, (PRIME + 1.00%), 4.44%, 09/26/25		583	582,243

			1,634,566

Construction & Engineering — 0.4%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (2 mo. LIBOR + 4.25%, 1.00% Floor), 6.82%, 06/21/24		1,099	1,065,513
Pike Corp., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 03/23/25		262	262,265
Ply Gem Midco, Inc., 2018 Term Loan, (3 mo. LIBOR + 3.75%), 6.35%, 04/12/25		129	127,354
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.69%, 05/23/25		471	452,310
USIC Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 12/08/23		404	397,585

			2,305,027

Construction Materials — 0.6%
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.63%, 08/01/24		1,388	1,383,713
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.44%, 03/29/25		1,410	1,404,765
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.44%, 08/13/25(a)		272	268,732
Tamko Building Products, Inc, Term Loan B, 04/23/26(a)(o)		202	200,990

			3,258,200

Containers & Packaging — 0.8%
Berry Global, Inc.:
2018 Term Loan S, (1 mo. LIBOR + 1.75%), 4.20%, 02/08/20		174	173,128
Term Loan Q, 10/01/22(o)		1,595	1,581,443
USD Term Loan U, 05/15/26(o)		945	939,689
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.85%, 04/03/24		1,016	988,752

Security		Par (000)	Value

Containers & Packaging (continued)
Flex Acquisition Co., Inc.:
1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.63%, 12/29/23	USD	977	$936,815
2018 Incremental Term Loan, (3 mo. LIBOR + 3.25%), 5.88%, 06/29/25		416	398,853

			5,018,680

Distributors — 0.4%
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 10/31/23		1,208	1,187,275
TriMark USA LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.94%, 08/28/24		1,116	931,944

			2,119,219

Diversified Consumer Services — 1.1%
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 07/12/24		464	459,237
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 4.19%, 11/07/23		598	595,849
Equian LLC, Add on Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 05/20/24		541	536,891
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 07/12/25		477	473,626
Nomad Foods Europe Midco Ltd., 2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.69%, 05/15/24		414	409,914
Serta Simmons Bedding LLC:
1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor) 5.96%, 11/08/23		327	228,756
2nd Lien Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor) 10.44%, 11/08/24		39	19,352
ServiceMaster Co., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.94%, 11/08/23		106	105,982
Spin Holdco, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.85%, 11/14/22		1,378	1,349,736
TruGreen Limited Partnership, 2019 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 03/19/26(a)		755	755,774

20

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Uber Technologies, Inc.:
2018 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 5.93%, 07/13/23	USD	815	$811,330
2018 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.45%, 04/04/25		432	430,567
Weight Watchers International, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.75%), 7.35%, 11/29/24		404	396,008

			6,573,022

Diversified Financial Services — 0.7%
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 04/04/24		1,607	1,593,353
CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.95%, 08/08/25(a)		248	242,800
EG Finco Ltd., 2018 Term Loan, 02/07/25(o)		547	536,942
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 07/03/24		671	670,219
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.94%, 09/06/25		273	259,350
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (2 mo. LIBOR + 4.25%), 6.83%, 07/30/25		432	427,256
Tank Holding Corp., 2019 Term Loan B, (1 mo. LIBOR + 4.00%), 6.68%, 03/26/26		345	345,604

			4,075,524

Diversified Telecommunication Services — 1.3%
CenturyLink, Inc.:
2017 Term Loan A, (1 mo. LIBOR + 2.75%), 5.19%, 11/01/22		507	505,203
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 01/31/25		943	916,056
Consolidated Communications, Inc., 2016 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 10/04/23		137	133,703
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 05/16/24		613	606,943
Level 3 Financing, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 02/22/24		839	825,212
MTN Infrastructure TopCo, Inc, 1st Lien Term Loan B, 11/15/24(o)		862	854,518

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Sprint Communications, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 5.00%, 02/02/24	USD	1,083	$1,058,148
TDC A/S, Term Loan, (EURIBOR + 2.75%), 2.75%, 06/04/25	EUR	820	914,992
Telenet Financing USD LLC, Term Loan AN, (1 mo. LIBOR + 2.25%), 4.69%, 08/15/26	USD	991	977,058
Zayo Group LLC:
2017 Incremental Term Loan, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.69%, 01/19/24		95	94,905
2017 Term Loan B1, (1 mo. LIBOR + 2.00%), 4.44%, 01/19/21		763	762,988

			7,649,726

Electric Utilities — 0.3%
Dayton Power & Light Co., Term Loan B, (1 mo. LIBOR + 2.00%), 4.43%, 08/24/22		238	237,447
TEX Operations Co. LLC, Exit Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 08/04/23		644	641,718
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 1.00%, 11/10/19(a)		780	—
Vistra Energy Corp., 1st Lien Term Loan B3, (1 mo. LIBOR + 2.00%), 4.43%, 12/31/25		648	645,584
Vistra Operations Co. LLC, 2016 Term Loan B2, (1 mo. LIBOR + 2.25%), 4.69%, 12/14/23		151	150,198

			1,674,947

Electrical Equipment — 0.3%
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 04/01/24		1,614	1,601,315
Sirius Computer Solutions, Inc., 2019 Term Loan B, 05/20/26(o)		262	261,672

			1,862,987

Electronic Equipment, Instruments & Components — 0.0%
Zebra Technologies Corporation, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.23%, 10/27/21		125	125,030

Energy Equipment & Services — 0.2%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.43%, 03/01/24(a)		327	215,543
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 02/12/25(a)		672	666,020

21

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Energy Equipment & Services (continued)
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.18%, 11/08/22(a)	USD	260	$261,300
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 2.30%), 4.73%, 07/13/20		279	277,726

			1,420,589

Entertainment — 0.1%
PCI Gaming Authority, Term Loan, 05/15/26(o)		635	634,977

Equity Real Estate Investment Trusts (REITs) — 0.8%
Capital Automotive LP, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.94%, 03/24/24		244	241,187
Iron Mountain, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.19%, 01/02/26		686	662,817
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 mo. LIBOR + 1.75%), 4.44%, 03/21/25		1,357	1,345,664
RHP Hotel Properties LP, 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.61%, 05/11/24		452	449,554
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 12/20/24		1,873	1,856,599

			4,555,821

Food & Staples Retailing — 0.6%
Albertsons LLC, Term Loan B7, (1 mo. LIBOR + 3.00%), 5.44%, 11/17/25		677	672,181
Hearthside Food Solutions LLC:
2018 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 6.44%, 05/23/25		548	540,097
2018 Term Loan B, (1 mo. LIBOR + 3.68%), 6.13%, 05/23/25		272	265,636
Hostess Brands LLC, 2017 Repriced Term Loan, (3 mo. LIBOR + 2.25%), 4.77%, 08/03/22		1,091	1,080,487
US Foods, Inc., 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 06/27/23		1,065	1,053,916

			3,612,317

Food Products — 0.8%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.22%, 10/01/25		237	237,035

Security		Par (000)	Value

Food Products (continued)
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 10/10/23	USD	831	$812,849
JBS USA LUX SA, 2019 Term Loan B, (2 mo. LIBOR + 2.50%), 5.03%, 05/01/26		768	765,919
Post Holdings, Inc., 2017 Series A Incremental Term Loan, (1 mo. LIBOR + 2.00%), 4.44%, 05/24/24		532	529,490
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 5.19%, 02/05/23		2,152	2,131,304

			4,476,597

Gas Utilities — 0.1%
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 8.10%, 07/31/25		590	590,715

Health Care Equipment & Supplies — 0.5%
Agiliti Health, Inc., Term Loan, (1 mo. LIBOR + 3.00%), 5.50%, 01/04/26(a)		263	262,014
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.60%, 06/15/21		1,359	1,351,823
Mallinckrodt International Finance SA, Term Loan B, (3 mo. LIBOR + 2.75%), 5.35%, 09/24/24		267	234,829
Orchid Orthopedic Solutions LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.50%), 7.10%, 02/26/26		218	219,090
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.70%, 06/30/25		1,107	1,068,326

			3,136,082

Health Care Providers & Services — 2.1%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.94%, 06/30/25		258	258,050
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 06/07/23		1,393	1,387,900
Concentra, Inc.:
2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.22%, 06/01/22(a)		540	535,683
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 1.00% Floor), 8.97%, 06/01/23		624	627,117

22

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
DaVita HealthCare Partners, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 06/24/21	USD	121	$121,032
DentalCorp Perfect Smile ULC:
1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 06/06/25		289	285,849
Delayed Draw Term Loan, (UNFND + 3.75%), 5.54%, 06/06/25		53	52,657
Diplomat Pharmacy, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.94%, 12/20/24		372	340,861
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 10/10/25		888	805,802
Gentiva Health Services, Inc.:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.25%, 07/02/25		553	552,844
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 9.50%, 07/02/26		126	127,551
HC Group Holdings II, Inc., Term Loan B, 05/21/26(a)(o)		679	673,907
HC Group Holdings III, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.19%, 04/07/22		824	820,866
HCA, Inc., Term Loan B11, (1 mo. LIBOR + 1.75%), 4.19%, 03/17/23		773	772,340
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.35%, 06/07/23		1,460	1,426,246
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.94%, 10/20/22		968	935,271
NVA Holdings, Inc., Term Loan B3, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 02/02/25		808	780,448
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 07/09/25(o)		194	193,867
ScribeAmerica Intermediate Holdco LLC, 2018 Term Loan, (1 mo. LIBOR + 4.50%), 6.97%, 04/03/25		256	252,832
Sotera Health Holdings LLC, 2017 Term Loan, 05/15/22(o)		680	672,989
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 02/06/24		539	485,088
Vizient, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.75%), 5.22%, 04/16/26		301	300,211

Security		Par (000)	Value

Health Care Providers & Services (continued)
WP CityMD Bidco LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.10%, 06/07/24	USD	252	$247,863

			12,657,274

Health Care Services — 0.1%
Sound Inpatient Physicians:
2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.19%, 06/27/25		224	223,605
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 9.19%, 06/26/26		123	122,385

			345,990

Health Care Technology — 0.6%
Athenahealth, Inc., 2019 Term Loan B, (1 mo. LIBOR + 4.50%), 7.04%, 02/11/26		1,616	1,612,639
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 03/01/24		947	931,769
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.44%, 10/10/25		397	394,916
Press Ganey Holdings, Inc.:
2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor) 5.19%, 10/23/23		757	751,682
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 1.00% Floor) 8.94%, 10/21/24		144	143,331

			3,834,337

Hotels, Restaurants & Leisure — 3.0%
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 4.34%, 10/19/24		397	392,194
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 4.64%, 09/15/23		1,282	1,274,352
Burger King Newco Unlimited Liability Co., Term Loan B3, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.69%, 02/16/24		2,184	2,155,051
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 12/22/24		1,597	1,584,071
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 08/08/21		467	466,236
CEC Entertainment, Inc., Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 02/14/21		558	553,886

23

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
ESH Hospitality, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 08/30/23	USD	864	$860,124
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.44%, 11/30/23		1,030	1,024,281
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.60%, 03/13/25		50	49,548
Golden Nugget LLC, 2017 Incremental Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 10/04/23		537	533,464
GVC Holdings PLC, 2018 Term Loan, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.69%, 03/29/24		192	191,269
Hilton Worldwide Finance LLC, Term Loan B2, (1 mo. LIBOR + 1.75%), 4.18%, 10/25/23		585	583,459
IRB Holding Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 02/05/25		1,414	1,398,517
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.19%, 04/03/25		507	505,598
Lakeland Tours LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.61%, 12/15/24		363	361,828
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 10/15/25		198	196,381
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 04/29/24		384	375,274
Sabre GLBL, Inc., 2018 Term Loan B, 02/22/24(o)		992	984,870
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 5.22%, 08/14/24		948	932,184
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 6.10%, 07/10/25		1,872	1,870,619
Station Casinos LLC, 2016 Term Loan B, 06/08/23(o)		956	948,060
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.19%, 05/30/25		587	583,949

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd., Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 10/30/24	USD	261	$259,124

			18,084,339

Household Products — 0.1%
Energizer Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.75%, 12/17/25		229	227,991
Mastronardi Produce Ltd., Term Loan B, (1 mo. LIBOR + 3.25%), 5.69%, 05/01/25		189	187,397
SIWF Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 6.68%, 06/15/25(a)		412	395,412

			810,800

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp., 2018 Term Loan B, (3 mo. LIBOR + 1.75%), 4.27%, 05/31/22		403	401,799
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.94%, 01/15/25		806	798,548
Calpine Corp.:
Term Loan B7, (3 mo. LIBOR + 2.50%), 5.11%, 05/31/23		254	251,424
Term Loan B9, (3 mo. LIBOR + 2.75%), 5.34%, 04/05/26		276	274,465
EIF Channelview Cogeneration LLC, 2018 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.69%, 05/03/25		136	137,187
Granite Acquisition, Inc.:
Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor) 6.09%, 12/19/21		666	665,477
Term Loan C, (3 mo. LIBOR + 3.50%, 1.00% Floor) 6.10%, 12/19/21		85	85,272

			2,614,172

Industrial Conglomerates — 0.4%
Cortes NP Acquisition Corp., 2017 Term Loan B, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.44%, 11/30/23(a)		1,262	1,186,453
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.56%, 11/28/21		686	673,596

24

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Industrial Conglomerates (continued)
Sundyne US Purchaser, Inc., Term Loan, (1 mo. LIBOR + 4.00%), 6.44%, 05/15/26(a)	USD	680	$678,300

			2,538,349

Insurance — 1.4%
Achilles Acquisition LLC, 2018 Term Loan, (1 mo. LIBOR + 4.00%), 6.50%, 10/03/25		392	390,530
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.43%, 05/09/25		1,281	1,246,268
Alliant Holdings Intermediate LLC, Term Loan B, 05/09/25(o)		315	310,536
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.20%, 01/25/24		1,216	1,203,880
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, 10/22/24(o)		959	947,261
Davis Vision, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 12/02/24		597	583,063
Hub International Ltd., 2018 Term Loan B, (2 mo. LIBOR + 3.00%), 5.59%, 04/25/25		1,102	1,072,172
Sedgwick Claims Management Services, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 5.69%, 12/31/25		2,294	2,258,873
Stratose Intermediate Holdings II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 06/22/23		379	375,846

			8,388,429

Interactive Media & Services — 0.4%
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.00%), 4.44%, 02/15/24		943	940,472
Inmar Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.60%, 05/01/24		290	273,677
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.58%, 11/03/23		570	527,143

Security		Par (000)	Value

Interactive Media & Services (continued)
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 05/06/24	USD	371	$343,424

			2,084,716

IT Services — 1.7%
Access CIG LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 02/27/25		214	212,531
Altran Technologies SA, 1st Lien Term Loan, (3 mo. LIBOR + 2.25%), 4.88%, 03/20/25		213	210,722
Epicor Software Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 06/01/22		694	690,982
Evertec Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 5.94%, 11/27/24		394	393,354
First Data Corp., 2024 Term Loan, (1 mo. LIBOR + 2.00%), 4.44%, 04/26/24		2,649	2,643,923
Flexential Intermediate Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 6.10%, 08/01/24		416	384,068
Global Payments, Inc.:
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 4.19%, 04/21/23		298	298,179
2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 4.19%, 10/17/25		100	99,563
Greeneden US Holdings II LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.69%, 12/01/23		677	669,121
Optiv Security, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 02/01/24		215	199,828
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.83%, 08/01/25		408	338,640
TKC Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 02/01/23		270	267,510
Trans Union LLC:
2018 Term Loan B4, (1 mo. LIBOR + 2.00%), 4.44%, 06/19/25		167	166,145
Term Loan B3, (1 mo. LIBOR + 2.00%), 4.44%, 04/10/23		1,292	1,287,890
WEX, Inc., Term Loan B3, 05/15/26(o)		1,619	1,606,321

25

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Worldpay LLC, 2018 1st Lien Term Loan B4, (1 Week LIBOR + 1.75%), 4.17%, 08/09/24	USD	665	$664,586

			10,133,363

Life Sciences Tools & Services — 0.1%
Albany Molecular Research, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor) 5.69%, 08/30/24		178	173,305
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 1.00% Floor) 9.44%, 08/30/25		130	128,700

			302,005

Machinery — 0.7%
Clark Equipment Co., 2018 Term Loan B, (3 mo. LIBOR + 2.00%), 4.60%, 05/18/24		278	275,084
Columbus McKinnon Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%, 1.00% Floor), 5.10%, 01/31/24		71	70,664
Gardner Denver, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 07/30/24		781	780,724
Infiltrator Systems, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.60%, 05/27/22		748	742,568
Terex Corp., 2019 Term Loan B1, (1 mo. LIBOR + 2.75%), 5.19%, 01/31/24		117	116,928
Titan Acquisition Ltd., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.44%, 03/28/25		1,639	1,572,271
Welbilt, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.94%, 10/23/25		330	325,941

			3,884,180

Media — 2.9%
Altice Financing SA, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.18%, 01/31/26		82	78,546
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 6.44%, 08/14/26		1,159	1,125,352
Cable One, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 4.19%, 05/01/24		255	253,534
Charter Communications Operating LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 04/30/25		1,492	1,488,855

Security		Par (000)	Value

Media (continued)
CSC Holdings LLC:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 4.69%, 07/17/25	USD	460	$450,131
2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.94%, 01/25/26		455	449,707
Cumulus Media New Holdings, Inc., Exit Term Loan, 05/15/22(o)		489	486,739
EW Scripps Co., Incremental Term Loan B, (1 mo. LIBOR + 2.75%), 5.24%, 04/04/26		351	349,905
Gray Television, Inc.:
2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.73%, 02/07/24		469	465,026
2018 Term Loan C, (1 mo. LIBOR + 2.50%), 4.98%, 01/02/26		553	549,764
iHeartCommunications, Inc., Exit Term Loan, 05/01/26(o)		949	949,679
Intelsat Jackson Holdings SA, 2017 Term Loan B4, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.93%, 01/02/24		627	626,255
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 12/01/23		787	783,602
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 03/24/25		411	407,591
Meredith Corp., 2018 Term Loan B, (PRIME + 1.75%), 5.19%, 01/31/25		273	252,067
Numericable Group SA, Term Loan B12, (1 mo. LIBOR + 3.68%), 6.13%, 01/31/26		254	244,145
PSAV Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.77%, 03/01/25		549	533,911
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.44%, 02/01/24		790	777,525
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.43%, 09/28/23		1,292	1,287,497
Tribune Media Co., Term Loan C, (1 mo. LIBOR + 3.00%), 5.44%, 01/27/24		1,222	1,219,983
Unitymedia Finance LLC:
Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 09/30/25		691	687,158
USD Term Loan D, (1 mo. LIBOR + 2.25%), 4.69%, 01/15/26		115	114,263
Unitymedia Hessen GmbH & Co. KG, 2018 Term Loan E, (1 mo. LIBOR + 2.00%), 4.44%, 06/01/23		612	609,339

26

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Univision Communications, Inc., Term Loan C5, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 03/15/24	USD	371	$351,152
Virgin Media Bristol LLC, 2017 Term Loan, (1 mo. LIBOR + 2.50%), 4.94%, 01/15/26		945	935,909
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 5.36%, 05/18/25		1,226	1,186,372
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR + 2.50%), 4.94%, 04/15/25		824	803,048

			17,467,055

Metals & Mining — 0.2%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 7.02%, 07/24/25		289	288,706
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 03/08/24		675	671,977

			960,683

Multiline Retail — 0.2%
Harbor Freight Tools USA, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.94%, 08/18/23		460	445,689
Hudson’s Bay Co., 2015 Term Loan B, (2 mo. LIBOR + 3.25%, 1.00% Floor), 5.81%, 09/30/22		627	616,955
Neiman Marcus Group Ltd. LLC, 2020 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.72%, 10/25/20		443	398,162

			1,460,806

Oil & Gas Equipment & Services — 0.1%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.44%, 05/10/25		551	534,376

Oil, Gas & Consumable Fuels — 0.4%
BCP Raptor II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 7.19%, 11/03/25		279	269,932
California Resources Corp., Second Out Term Loan, (1 mo. LIBOR + 10.37%, 1.00% Floor), 12.80%, 12/31/21		583	586,710
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.94%, 09/27/24		393	390,379
Edgewater Generation LLC:
Add on Term Loan B, 12/13/25(a)(o)		185	184,306

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 12/13/25	USD	269	$268,854
EG Group Ltd., 2018 Term Loan B, (3 mo. LIBOR + 4.00%), 6.60%, 02/07/25		252	247,611
MEG Energy Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 12/31/23		135	134,423

			2,082,215

Personal Products — 0.1%
Prestige Brands, Inc., Term Loan B4, (1 mo. LIBOR + 2.00%), 4.44%, 01/26/24		520	515,334

Pharmaceuticals — 1.3%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 6.00%, 05/04/25		946	937,382
Catalent Pharma Solutions, Inc., Incremental Term Loan B, (1 mo. LIBOR + 2.25%), 4.68%, 05/18/26		568	566,819
Endo Luxembourg Finance Co. I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.75%, 04/29/24		1,087	1,046,679
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, (1 Week LIBOR + 2.25%), 4.64%, 01/31/25		1,162	1,155,646
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.94%, 08/18/22		1,881	1,858,402
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.47%, 06/02/25		2,209	2,200,889

			7,765,817

Professional Services — 0.5%
Cast and Crew Payroll LLC, 2019 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 6.44%, 02/09/26		661	664,140
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 5.00%), 7.43%, 02/01/26		1,356	1,352,610
Information Resources, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 7.02%, 12/01/25		202	198,914
ON Assignment, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 04/02/25		402	400,519

27

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Professional Services (continued)
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.50%), 7.98%, 08/04/25(a)	USD	409	$402,260

			3,018,443

Real Estate Management & Development — 0.7%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 04/18/24		1,612	1,595,495
DTZ US Borrower LLC, 2018 Add On Term Loan B, (1 mo. LIBOR + 3.25%), 5.69%, 08/21/25		1,057	1,053,055
Forest City Enterprises LP, Term Loan B, (1 mo. LIBOR + 4.00%), 6.44%, 12/07/25		786	787,665
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 02/08/25		268	254,991
SMG Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.44%, 01/23/25		386	382,568

			4,073,774

Road & Rail — 0.0%
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 06/13/23		138	122,056

Semiconductors & Semiconductor Equipment — 0.1%
Cabot Microelectronics Corporation, Term Loan B, (1 mo. LIBOR + 2.25%), 4.75%, 11/14/25		479	477,712
Microchip Technology, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 05/29/25		350	348,246

			825,958

Software — 5.2%
Applied Systems, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor) 5.44%, 09/19/24		942	936,327
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 1.00% Floor) 9.44%, 09/19/25		160	160,615
BMC Software Finance, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%), 6.85%, 10/02/25		952	934,192

Security		Par (000)	Value

Software (continued)
Cypress Intermediate Holdings III, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor) 5.19%, 04/26/24	USD	567	$563,772
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 1.00% Floor) 9.19%, 04/27/25		248	248,930
Dell, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.44%, 09/07/23		1,195	1,188,140
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.78%, 05/28/24		503	450,493
DTI Holdco, Inc., 2018 Term Loan B, (2 mo. LIBOR + 4.75%, 1.00% Floor), 7.33%, 09/30/23		499	461,115
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 10/01/25		3,433	3,344,133
Infor (US), Inc., Term Loan B6, 02/01/22(o)		2,721	2,709,079
Informatica Corp., 2018 Term Loan, (1 mo. LIBOR + 3.25%), 5.69%, 08/05/22		1,547	1,545,067
Kronos, Inc.:
2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor) 5.58%, 11/01/23		1,772	1,766,528
2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor) 10.83%, 11/01/24		615	632,681
McAfee LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.18%, 09/30/24		1,434	1,431,424
Mitchell International, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.69%, 11/29/24		1,368	1,303,414
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 9.69%, 12/01/25		267	257,112
Renaissance Holding Corp., 2018 Add On Term Loan, (2 mo. LIBOR + 3.25%), 5.73%, 05/30/25		238	232,941
RP Crown Parent LLC, 2016 Term Loan B, 10/12/23(o)		549	544,606
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.25%), 5.82%, 08/01/25(a)		410	403,823
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 02/05/24		1,617	1,602,795

28

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Solera LLC, Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 03/03/23	USD	1,874	$1,859,444
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.85%, 09/30/22		1,648	1,637,333
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.69%, 04/16/25		551	547,401
SS&C Technologies, Inc.:
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 4.69%, 07/08/22		817	815,236
2018 Term Loan B3, (1 mo. LIBOR + 2.25%), 4.69%, 04/16/25		786	780,946
2018 Term Loan B5, (1 mo. LIBOR + 2.25%), 4.69%, 04/16/25		881	875,618
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 5.44%, 05/01/24		930	924,754
Tibco Software, Inc., Repriced Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 12/04/20		1,456	1,452,931
Ultimate Software Group, Inc., Term Loan B, (3 mo. LIBOR + 3.75%), 6.27%, 05/04/26		1,015	1,015,000
Vertafore, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.69%, 07/02/25		629	605,008

			31,230,858

Specialty Retail — 0.6%
Belron Finance US LLC:
5.07%, 11/07/24		752	750,127
5.04%, 11/13/25		186	185,071
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (LIBOR - GBP + 4.25%), 5.07%, 06/23/25	GBP	1,000	1,259,332
IAA Spinco, Inc., Term Loan B, 05/22/26(a)(o)	USD	296	296,906
Leslie’s Poolmart, Inc., 2018 Term Loan, (2 mo. LIBOR + 3.50%, 1.00% Floor), 5.98%, 08/16/23		532	515,081
Midas Intermediate Holdco II LLC, Incremental Term Loan B, 08/18/21(a)(o)		298	288,921

Security		Par (000)	Value

Specialty Retail (continued)
Research Now Group, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 8.08%, 12/20/24	USD	390	$387,527

			3,682,965

Technology Hardware, Storage & Peripherals — 0.3%
Western Digital Corp., 2018 Term Loan B4, (3 mo. LIBOR + 1.75%), 4.19%, 04/29/23(a)		1,561	1,514,390

Textiles, Apparel & Luxury Goods — 0.1%
Ascend Performance Materials Operations LLC, Term Loan B, (2 mo. LIBOR + 5.25%, 1.00% Floor), 7.79%, 08/12/22		699	698,145
Varsity Brands, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 12/15/24		163	160,046

			858,191

Thrifts & Mortgage Finance — 0.2%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.50%, 05/23/25		1,264	1,255,703

Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.70%, 01/02/25		484	478,591
HD Supply, Inc., Term Loan B5, (1 mo. LIBOR + 1.75%), 4.19%, 10/17/23		1,074	1,071,960
Oxbow Carbon LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.75%), 6.19%, 01/04/23		141	140,625
United Rentals, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.19%, 10/31/25		105	104,667

			1,795,843

Transportation — 0.1%
Gruden Acquisition, Inc., 2017 Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 8.10%, 08/18/22(a)		159	157,953

29

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Transportation (continued)
Safe Fleet Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.47%, 02/01/25	USD	271	$262,631

			420,584

Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.53%, 11/28/24		211	199,881

Wireless Telecommunication Services — 0.3%
Geo Group, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.43%, 03/22/24		638	612,833
Ligado Networks LLC:
2015 2nd Lien Term Loan, 0.00%, 12/07/20		42	10,498
PIK Exit Term Loan (9.75% PIK), 0.00%, 12/07/20(h)		667	488,611
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 04/11/25		934	919,607

			2,031,549

Total Floating Rate Loan Interests — 40.7% (Cost — $246,399,275)			243,413,322

Foreign Agency Obligations — 2.6%
Colombia Government International Bond:
8.13%, 05/21/24		238	288,388
4.50%, 01/28/26(g)		236	248,626
3.88%, 04/25/27		419	424,656
Cyprus Government International Bond, 4.63%, 02/03/20(c)	EUR	2,600	2,994,574
Egypt Government International Bond, 5.75%, 04/29/20	USD	882	891,922
Iceland Government International Bond, 5.88%, 05/11/22(g)		3,030	3,338,407
Indonesia Government International Bond:
4.75%, 01/08/26		395	419,844
5.35%, 02/11/49		200	225,225
Indonesia Treasury Bond, 6.13%, 05/15/28	IDR	6,090,000	374,574
Mexico Government International Bond, 4.15%, 03/28/27	USD	210	214,200
Nigeria Government International Bond, 7.63%, 11/21/25(g)		200	209,250
Portugal Government International Bond, 5.13%, 10/15/24(c)		3,190	3,519,591

Security		Par (000)	Value

Foreign Agency Obligations (continued)
Qatar Government International Bond:
4.50%, 04/23/28	USD	490	$534,712
4.00%, 03/14/29(c)(g)		200	210,531
Republic of South Africa Government International Bond, 5.88%, 05/30/22(g)		398	424,368
Russian Foreign Bond — Eurobond:
4.75%, 05/27/26		200	209,225
4.25%, 06/23/27		200	202,400
Saudi Government International Bond:
4.50%, 04/17/30(g)		385	409,833
5.25%, 01/16/50(c)		200	220,313
Turkey Government International Bond, 6.25%, 09/26/22		200	194,073

Total Foreign Agency Obligations — 2.6% (Cost — $15,326,036)			15,554,712

		Shares

Investment Companies — 2.0%

Diversified Financial Services — 2.0%
Invesco Senior Loan ETF		540,757	12,242,739

Total Investment Companies — 2.0% (Cost — $12,364,754)			12,242,739

		Par (000)

Non-Agency Mortgage-Backed Securities — 1.6%

Collateralized Mortgage Obligations — 0.7%
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	1,895	1,619,937
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 09/25/35		380	379,170
Series 2006-17, Class A2, 6.00%, 12/25/36(f)		1,088	849,932
Series 2007-HY5, Class 3A1, 3.80%, 09/25/37(d)		696	657,466
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.31%, 10/25/35(d)		572	475,221

			3,981,726

Commercial Mortgage-Backed Securities — 0.9%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 04/14/33(c)(d)		4,830	4,946,383

30

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.66%, 07/10/38(d)	USD	395	$396,890

			5,343,273

Total Non-Agency Mortgage-Backed Securities — 1.6% (Cost — $9,180,395)			9,324,999

		Beneficial Interest (000)

Other Interests(a)(p) — 0.0%

Auto Components — 0.0%
Lear Corp. Escrow		1,000	10

IT Services — 0.0%
Millennium Corp.(b)		918	—
Millennium Lender Claims(b)		861	—

			—

Total Other Interests — 0.0% (Cost — $—)			10

		Par (000)

Preferred Securities

Capital Trusts — 6.5%

Banks — 1.1%
Bankia SA, 6.38%(d)(k)		200	221,776
Capital One Financial Corp., Series E, 5.55%(g)(i)(k)		3,000	3,042,210
CIT Group, Inc., Series A, 5.80%(i)(k)		235	236,079
Intesa Sanpaolo SpA, 7.00%(i)(k)		200	227,005
Wells Fargo & Co.(g)(i)(k):
Series S, 5.90%		1,500	1,543,125
Series U, 5.88%		968	1,026,167

			6,296,362

Capital Markets — 1.0%
Goldman Sachs Group, Inc.(k):
Series M, 5.38%(g)(i)		1,730	1,745,137
Series P, 5.00%(d)		123	115,715
Morgan Stanley, Series H, 5.45%(g)(i)(k)		2,546	2,546,000

Security	Par (000)	Value

Capital Markets (continued)
State Street Corp., Series F, 5.25%(g)(i)(k)	1,625	$1,661,888

		6,068,740

Diversified Financial Services — 3.5%
Bank of America Corp.(i)(k):
Series AA, 6.10%(g)	1,038	1,112,061
Series DD, 6.30%	215	235,425
Series U, 5.20%(g)	1,250	1,262,500
Series V, 5.13%	510	507,741
Series X, 6.25%(g)	1,929	2,062,101
Series Z, 6.50%	143	155,512
Credit Agricole SA, 6.50%(i)(k)	100	119,256
Credit Suisse Group AG, 6.25%(i)(k)	200	201,286
HBOS Capital Funding LP, 6.85%(k)	100	101,054
HSBC Holdings PLC,
6.00%(i)(k)	415	408,879
6.25%(d)(k)	695	694,166
JPMorgan Chase & Co.(i)(k):
Series 1, 6.05%	214	213,801
Series R, 6.00%	120	125,280
Series S, 6.75%	90	98,885
Series U, 6.13%(g)	6,690	7,056,277
Series V, 5.00%(g)	4,060	4,044,775
Royal Bank of Scotland Group PLC, 8.63%(i)(k)	200	211,000
Societe Generale SA, 6.00%(c)(g)(i)(k)	2,000	1,973,720
UniCredit SpA, 6.75%(i)(k)	200	212,642

		20,796,361

Diversified Telecommunication Services — 0.0%
Telefonica Europe BV(k):
3.75%(i)	100	115,621
4.38%(d)	100	115,290
5.88%(i)	100	124,813

		355,724

31

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities — 0.3%
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(d)(g)	1,750	$1,791,940

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26	100	116,742

Insurance — 0.6%
Voya Financial, Inc., 5.65%, 05/15/53(g)(i)	3,500	3,543,750

Oil, Gas & Consumable Fuels — 0.0%
Naturgy Finance BV, 3.38%(d)(k)	100	112,517
Repsol International Finance BV, 4.50%, 03/25/75(i)	100	122,598

		235,115

Total Capital Trusts — 6.5% (Cost — $38,320,047)		39,204,734

	Shares

Preferred Stocks — 1.8%

Capital Markets — 1.8%
Goldman Sachs Group, Inc., Series J, 5.50%(i)(k)	202,526	5,233,272
Morgan Stanley(i)(k):
Series F, 6.88%	120,000	3,331,200
Series K, 5.85%	53,253	1,405,879
SCE Trust III, Series H, 5.75%(i)(k)	21,200	512,404

		10,482,755

Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Aquired 04/08/15, cost $131,171), 0.00%(q)	134,077	68,433

Total Preferred Stocks — 1.8% (Cost — $10,174,955)		10,551,188

Trust Preferred

Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.30%(i)	105,753	2,730,542

Total Trust Preferreds — 0.5% (Cost — $2,686,547)		2,730,542

Total Preferred Securities — 8.8%		52,486,464

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities — 4.4%

Collateralized Mortgage Obligations — 1.1%
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 5.43%, 10/25/29(e)	USD	1,600	$1,681,246
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44		4,677	5,068,846

			6,750,092

Interest Only Collateralized Mortgage Obligations — 0.3%
Freddie Mac Mortgage-Backed Securities, Series K042, Class X1, 1.05%, 12/25/24(d)		34,131	1,704,244

Mortgage-Backed Securities — 3.0%
Fannie Mae Mortgage-Backed Securities(g):
2.50%, 10/01/28 - 06/01/32		2,614	2,617,221
3.00%, 05/01/30		14,754	14,989,443
5.00%, 07/01/20 - 08/01/23		146	149,381

			17,756,045

Total U.S. Government Sponsored Agency Securities — 4.4% (Cost — $26,161,262)			26,210,381

U.S. Treasury Obligations — 2.7%
U.S. Treasury Notes(g):
2.75%, 09/30/20		1,600	1,613,312
2.75%, 04/30/23		8,000	8,248,125
2.75%, 08/31/25		6,150	6,416,420

Total U.S. Treasury Obligations — 2.7% (Cost — $15,587,415)			16,277,857

32

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Shares	Value

Warrants — 0.0%

Media — 0.0%
iHeartMedia, Inc. (Expires 05/01/39)	14,604	$240,951

Metals & Mining — 0.0%
AFGlobal Corp. (Expires 12/20/20)(a)	2,542	—

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 03/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)(a)	3,100	—

Total Warrants — 0.0% (Cost — $262,888)		240,951

Total Long-Term Investments — 131.0% (Cost — $790,692,945)		784,106,601

Security	Shares	Value

Short-Term Securities — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.29%(r)(s)	9,559,898	$9,559,898

Total Short-Term Securities — 1.6% (Cost — $9,559,898)		9,559,898

Total Investments — 132.6% (Cost — $800,252,843)		793,666,499

Liabilities in Excess of Other Assets — (32.6)%		(194,927,386)

Net Assets — 100.0%		$598,739,113

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	When-issued security.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Perpetual security with no stated maturity date.
(l)	Zero-coupon bond.
(m)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(n)	Convertible security.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $68,433, representing 0.01% less than 0.05% of its net assets as of period end, and an original cost of $131,171.

(r)	Annualized 7-day yield as of period end.
(s)

During the period ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	180,494	9,379,404	9,559,898	$9,559,898	$130,829	$—	$—

(a)	Includes net capital gain distributions, if applicable.

33

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW)

Currency Abbreviations

BRL — Brazilian Real

EUR — Euro

GBP — British Pound

MXN — Mexican Peso

NZD — New Zealand Dollar

USD — United States Dollar

Portfolio Abbreviations

ABS — Asset-Backed Security

CLO — Collateralized Loan Obligation

CR — Custodian Receipt

CRC — Costa Rican Colon

DIP — Debtor-In-Possession

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium-Term Note

OTC — Over-the-Counter

PIK — Payment-In-Kind

REIT — Real Estate Investment Trust

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	2.95%	09/11/18	Open	$625,669	$671,609	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.95	09/11/18	Open	785,890	802,015	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.04	09/11/18	Open	566,010	578,149	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	09/11/18	Open	453,750	462,636	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	09/11/18	Open	94,500	96,351	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	09/11/18	Open	334,800	341,356	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	09/11/18	Open	405,638	413,581	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	09/11/18	Open	925,000	943,114	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	09/11/18	Open	353,438	360,359	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	09/11/18	Open	368,438	375,653	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	09/11/18	Open	1,378,250	1,405,240	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	09/11/18	Open	1,053,675	1,074,309	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	09/11/18	Open	277,163	282,590	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	1,148,213	1,172,870	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.95	09/13/18	Open	77,400	77,844	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.67	09/19/18	Open	246,713	251,360	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00	09/19/18	Open	251,160	252,932	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	09/19/18	Open	776,250	789,066	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	09/19/18	Open	211,500	214,992	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	09/19/18	Open	527,250	535,955	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	09/19/18	Open	127,750	129,859	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	566,370	576,760	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	501,720	510,924	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	451,350	459,630	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	466,793	475,356	Corporate Bonds	Open/Demand

34

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.60%	09/19/18	Open	$173,470	$176,652	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	507,955	517,273	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	09/20/18	Open	142,740	145,452	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	09/20/18	Open	1,382,438	1,408,701	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	903,870	922,693	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	454,383	463,845	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	270,443	276,074	Corporate Bonds	Open/Demand
UBS Ltd.	2.75	09/20/18	Open	3,026,213	3,082,853	Foreign Agency Obligations	Open/Demand
UBS Ltd.	2.95	09/20/18	Open	1,730,000	1,764,811	Capital Trusts	Open/Demand
UBS Ltd.	2.95	09/20/18	Open	746,250	761,266	Corporate Bonds	Open/Demand
UBS Ltd.	2.95	09/20/18	Open	250,200	255,235	Corporate Bonds	Open/Demand
UBS Ltd.	2.95	09/20/18	Open	362,780	370,080	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.63	09/25/18	Open	6,042,375	6,142,850	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	3.00	09/28/18	Open	1,320,335	1,346,404	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65	10/09/18	Open	2,808,000	2,855,280	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65	10/09/18	Open	256,000	260,310	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.90	10/09/18	Open	908,000	919,025	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.90	10/09/18	Open	417,000	424,702	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.90	10/09/18	Open	496,000	505,161	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.63	10/15/18	Open	8,010,000	8,134,106	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	3.04	11/02/18	Open	275,010	279,808	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	3.00	11/15/18	Open	2,730,000	2,774,135	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	11/15/18	Open	518,925	526,718	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	11/15/18	Open	625,500	634,893	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	11/15/18	Open	1,645,000	1,669,704	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	11/15/18	Open	1,380,000	1,400,724	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	11/15/18	Open	263,063	267,013	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	11/15/18	Open	1,392,825	1,413,742	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	11/15/18	Open	602,875	611,929	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	11/15/18	Open	484,900	492,182	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	11/15/18	Open	1,160,963	1,178,397	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	11/15/18	Open	237,788	241,358	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	11/15/18	Open	248,188	251,915	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	11/15/18	Open	38,500	39,078	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	526,500	535,156	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	497,918	506,103	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	485,513	493,494	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	688,188	699,501	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	463,980	471,608	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	11/27/18	Open	516,661	524,135	Corporate Bonds	Open/Demand

35

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
HSBC Securities (USA), Inc.	2.90%	11/27/18	Open	$182,000	$184,693	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.90	11/27/18	Open	839,000	851,413	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/11/18	Open	740,835	751,314	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/11/18	Open	494,400	501,510	Corporate Bonds	Open/Demand
UBS Ltd.	2.95	12/12/18	Open	250,583	254,048	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/13/18	Open	358,463	363,124	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.90	12/13/18	Open	670,250	679,311	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	591,275	599,685	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	399,263	404,941	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	568,500	576,586	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	725,220	735,535	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.70	12/14/18	Open	101,640	102,449	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	12/14/18	Open	403,705	404,110	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	12/14/18	Open	2,119,500	2,146,212	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/14/18	Open	551,700	559,289	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/14/18	Open	399,758	405,256	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/14/18	Open	403,124	408,669	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/14/18	Open	636,334	645,087	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/14/18	Open	368,873	373,947	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/14/18	Open	640,888	649,703	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/14/18	Open	624,025	632,609	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/14/18	Open	436,500	442,504	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/14/18	Open	483,863	490,518	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/14/18	Open	530,200	537,493	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/14/18	Open	589,235	597,340	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/14/18	Open	449,970	456,160	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/14/18	Open	442,531	448,619	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65	12/14/18	Open	160,000	161,943	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65	12/14/18	Open	3,148,000	3,186,222	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65	12/14/18	Open	771,000	780,361	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65	12/14/18	Open	866,000	876,515	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65	12/14/18	Open	2,522,000	2,552,621	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65	12/14/18	Open	185,000	187,246	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65	12/14/18	Open	1,357,000	1,373,476	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65	12/14/18	Open	6,371,000	6,448,355	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	2.65	12/14/18	Open	503,000	509,107	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65	12/14/18	Open	908,000	924,770	Corporate Bonds	Open/Demand

36

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
HSBC Securities (USA), Inc.	2.90%	12/14/18	Open	$381,000	$386,065	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.90	12/14/18	Open	2,927,000	2,965,913	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.61	12/17/18	Open	90,740	91,819	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	12/17/18	Open	532,738	539,438	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	12/17/18	Open	379,555	384,573	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	12/17/18	Open	2,895,000	2,933,270	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.90	12/17/18	Open	1,402,500	1,421,040	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.90	12/17/18	Open	669,120	677,965	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.95	12/17/18	Open	958,073	970,957	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.95	12/17/18	Open	158,340	160,469	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.97	12/17/18	Open	485,513	492,086	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.04	12/17/18	Open	942,500	955,645	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.04	12/17/18	Open	541,020	548,565	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.04	12/17/18	Open	431,011	437,022	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.04	12/17/18	Open	949,455	962,697	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.04	12/17/18	Open	822,008	833,472	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.04	12/17/18	Open	224,131	227,257	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.04	12/17/18	Open	386,965	392,362	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/17/18	Open	1,605,900	1,628,233	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/17/18	Open	897,480	909,961	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/17/18	Open	613,575	622,108	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/17/18	Open	939,120	952,180	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/18/18	Open	847,230	858,945	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/18/18	Open	564,410	572,215	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/18/18	Open	204,980	207,814	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/18/18	Open	561,437	569,200	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	1,944,443	1,970,593	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/19/18	Open	372,600	377,284	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/19/18	Open	149,175	151,050	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/20/18	Open	2,275,500	2,304,106	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/20/18	Open	744,590	754,827	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	12/21/18	Open	245,265	246,369	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/21/18	Open	771,210	780,893	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/21/18	Open	933,800	945,524	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.20	12/24/18	Open	361,600	365,069	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/24/18	Open	38,070	38,568	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.35	01/03/19	Open	200,419	200,707	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(2.75)	01/08/19	Open	989,063	986,398	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	3.05	01/08/19	Open	569,925	576,830	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	0.00	01/11/19	Open	166,738	166,738	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.75	01/16/19	Open	98,973	99,622	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	1.00	01/18/19	Open	192,965	193,662	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.40	01/18/19	Open	824,440	831,117	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	01/24/19	Open	306,094	308,253	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.50	02/12/19	Open	527,217	531,171	Capital Trusts	Open/Demand
Goldman Sachs & Co LLC	2.50	02/12/19	Open	382,826	385,697	Corporate Bonds	Open/Demand

37

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Credit Suisse Securities (USA) LLC	2.65%	02/26/19	Open	$207,680	$209,117	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	2.89	02/28/19	Open	2,288,594	2,305,680	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.89	02/28/19	Open	5,053,894	5,091,625	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	0.75	03/04/19	Open	258,126	258,599	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.40	03/04/19	Open	242,685	244,108	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.60	03/04/19	Open	273,257	274,994	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.60	03/04/19	Open	441,559	444,366	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.60	03/04/19	Open	477,720	480,756	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.60	03/04/19	Open	659,311	663,501	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.60	03/04/19	Open	1,207,335	1,215,008	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.60	03/04/19	Open	383,152	385,587	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.60	03/04/19	Open	158,392	159,399	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	03/05/19	Open	474,881	478,324	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.50	03/11/19	Open	190,858	191,905	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	3.00	03/14/19	Open	262,015	263,551	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/15/19	Open	958,580	964,656	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/26/19	Open	802,710	807,267	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/26/19	Open	840,000	844,768	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/26/19	Open	968,220	973,716	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/26/19	Open	827,225	831,921	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/26/19	Open	740,020	744,221	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/26/19	Open	779,700	784,060	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/26/19	Open	691,437	695,303	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	03/29/19	Open	190,275	191,242	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	04/12/19	Open	1,316,875	1,321,603	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.75	04/12/19	Open	1,370,625	1,375,546	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	04/12/19	Open	1,552,845	1,558,420	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.75	04/12/19	Open	1,259,375	1,263,897	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.75	04/12/19	Open	2,272,050	2,280,207	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	04/12/19	Open	781,750	784,557	Capital Trusts	Open/Demand
Barclays Capital, Inc.	3.00	04/12/19	Open	1,181,575	1,186,203	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	04/12/19	Open	2,340,000	2,349,165	Capital Trusts	Open/Demand
Barclays Capital, Inc.	3.00	04/12/19	Open	1,089,108	1,093,373	Capital Trusts	Open/Demand
Barclays Capital, Inc.	3.00	04/12/19	Open	1,345,075	1,350,343	Capital Trusts	Open/Demand
Barclays Capital, Inc.	3.00	04/12/19	Open	1,074,663	1,078,872	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	04/12/19	Open	855,400	858,750	Capital Trusts	Open/Demand
Goldman Sachs & Co LLC	2.40	04/12/19	Open	587,205	589,045	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.40	04/12/19	Open	1,354,175	1,358,689	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/12/19	Open	1,485,435	1,491,350	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/12/19	Open	873,810	877,289	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	04/18/19	Open	130,579	131,014	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	04/23/19	Open	542,340	543,937	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/24/19	Open	307,440	308,404	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.90	04/29/19	Open	470,000	471,249	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	(2.00)	05/02/19	Open	102,701	102,536	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	05/03/19	Open	286,878	287,458	Corporate Bonds	Open/Demand

38

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Credit Suisse Securities (USA) LLC	(1.00)%	05/03/19	Open	$153,806	$153,695	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.60	05/03/19	Open	209,993	210,387	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50	05/07/19	Open	176,500	176,794	Foreign Agency Obligations	Open/Demand
Deutsche Bank Securities, Inc.	2.58	05/09/19	6/13/19	128,000	128,174	U.S. Government Sponsored Agency Securities	Up to 60 Days
Deutsche Bank Securities, Inc.	2.58	05/09/19	6/13/19	15,000	15,020	U.S. Government Sponsored Agency Securities	Up to 60 Days
HSBC Securities (USA), Inc.	2.63	05/09/19	Open	1,614,000	1,616,557	U.S. Treasury Obligations	Open/Demand
Barclays Capital, Inc.	3.00	05/10/19	Open	1,567,500	1,569,982	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	05/13/19	Open	847,994	849,336	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	05/13/19	Open	1,004,981	1,006,572	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	05/13/19	Open	869,535	870,912	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	05/13/19	Open	892,794	894,207	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	05/13/19	Open	784,988	786,230	Capital Trusts	Open/Demand
Barclays Capital, Inc.	3.00	05/13/19	Open	496,421	497,207	Corporate Bonds	Open/Demand
Cantor & Weiss New York	2.59	05/15/19	6/18/19	2,170,000	2,172,498	U.S. Government Sponsored Agency Securities	Up to 60 Days
Cantor & Weiss New York	2.59	05/15/19	6/18/19	14,466,600	14,483,252	U.S. Government Sponsored Agency Securities	Up to 60 Days
Cantor & Weiss New York	2.59	05/15/19	6/18/19	355,721	356,130	U.S. Government Sponsored Agency Securities	Up to 60 Days
Barclays Capital, Inc.	3.00	05/15/19	Open	224,338	224,544	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	05/20/19	Open	174,440	174,507	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	05/20/19	Open	106,080	106,161	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.25	05/22/19	Open	401,558	401,784	Foreign Agency Obligations	Open/Demand
Goldman Sachs & Co LLC	2.25	05/22/19	Open	386,401	386,619	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	2.77	05/24/19	Open	211,255	211,385	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65	05/24/19	Open	812,000	812,478	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.95	05/29/19	Open	137,157	137,215	Corporate Bonds	Open/Demand

				$193,428,380	$195,524,593

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

39

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Euro Stoxx 600 Index	1	06/21/19	$7	$(220)
10-Year U.S. Ultra Long Treasury Note	13	09/19/19	1,775	11,959
Ultra Long U.S. Treasury Bond	22	09/19/19	3,867	83,578
5-Year U.S. Treasury Note	602	09/30/19	70,655	586,401

				681,718

Short Contracts:
Euro Bund	1	06/06/19	188	(6,179)
10-Year U.S. Treasury Note	13	09/19/19	1,648	(12,749)
Long U.S. Treasury Bond	17	09/19/19	2,613	(39,783)
Long Gilt	1	09/26/19	164	(974)
2-Year U.S. Treasury Note	519	09/30/19	111,415	(329,745)

				(389,430)

				$292,288

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	7,325,000	USD	8,158,585	Citibank N.A.	06/05/19	$25,208
EUR	859,000	USD	957,605	HSBC Bank USA N.A.	06/05/19	2,106
EUR	4,102,000	USD	4,572,869	HSBC Bank USA N.A.	06/05/19	10,055
GBP	1,116,000	USD	1,409,954	Citibank N.A.	06/05/19	1,018
GBP	934,000	USD	1,174,505	JPMorgan Chase Bank N.A.	06/05/19	6,363
GBP	5,440,000	USD	6,840,800	JPMorgan Chase Bank N.A.	06/05/19	37,060
NZD	86,000	USD	55,924	Australia and New Zealand Bank Group	06/05/19	337
USD	12,264,479	EUR	10,946,000	Citibank N.A.	06/05/19	35,155
USD	4,642,621	EUR	4,126,000	HSBC Bank USA N.A.	06/05/19	32,883
USD	967,695	EUR	860,000	State Street Bank and Trust Co.	06/05/19	6,867
USD	1,850,135	GBP	1,427,000	Citibank N.A.	06/05/19	45,961
USD	7,119,387	GBP	5,440,000	Citibank N.A.	06/05/19	241,527
USD	1,222,369	GBP	934,000	State Street Bank and Trust Co.	06/05/19	41,501
USD	535,945	MXN	10,254,000	Goldman Sachs International	06/05/19	12,840
USD	57,256	NZD	86,000	State Street Bank and Trust Co.	06/05/19	995

						499,876

EUR	3,621,000	USD	4,064,120	Citibank N.A.	06/05/19	(18,589)
GBP	311,000	USD	400,177	Citibank N.A.	06/05/19	(6,976)
USD	8,178,231	EUR	7,325,000	Citibank N.A.	07/03/19	(25,089)
USD	959,896	EUR	859,000	HSBC Bank USA N.A.	07/03/19	(2,104)
USD	4,583,813	EUR	4,102,000	HSBC Bank USA N.A.	07/03/19	(10,046)
USD	1,412,047	GBP	1,116,000	Citibank N.A.	07/03/19	(983)
USD	1,176,235	GBP	934,000	JPMorgan Chase Bank N.A.	07/03/19	(6,355)
USD	6,850,875	GBP	5,440,000	JPMorgan Chase Bank N.A.	07/03/19	(37,015)

40

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	55,960	NZD	86,000	Australia and New Zealand Bank Group	07/03/19	$(337)

						(107,494)

						$392,382

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V1	5.00%	Quarterly	06/20/24	USD	3,800	$(211,959)	$(284,809)	$72,850
CDX.NA.IG.32.V1	1.00	Quarterly	06/20/24	USD	31,100	(501,031)	(609,581)	108,550

						$(712,990)	$(894,390)	$181,400

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund								Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value
3-Month LIBOR, 2.50%	Quarterly	2.71%	Semi-annual	N/A		01/11/21	USD	17,800	$302,649	$60	$302,589
3-Month LIBOR, 2.50%	Quarterly	2.46	Semi-annual	07/22/19	(a)	07/22/21	USD	30,000	308,520	126	308,394
3-Month LIBOR, 2.50%	Quarterly	2.34	Semi-annual	07/30/19	(a)	07/30/21	USD	65,000	525,563	273	525,290
2.28%	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	07/30/19	(a)	07/30/21	USD	65,000	(455,930)	273	(456,203)
2.21	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	08/15/19	(a)	08/15/21	USD	31,000	(187,755)	130	(187,885)
3-Month LIBOR, 2.50%	Quarterly	2.70	Semi-annual	N/A		01/30/22	USD	20,850	551,702	137	551,565
3-Month LIBOR, 2.50%	Quarterly	2.60	Semi-annual	N/A		02/19/24	USD	5,650	206,092	47	206,045
2.54	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	N/A		03/11/24	USD	25,500	(695,875)	213	(696,088)
2.32	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	06/18/19	(a)	06/18/24	USD	33,000	(611,350)	291	(611,641)
3-Month LIBOR, 2.50%	Quarterly	2.34	Semi-annual	07/11/19	(a)	07/11/24	USD	13,000	259,018	115	258,903
3-Month LIBOR, 2.50%	Quarterly	2.33	Semi-annual	07/25/19	(a)	07/25/24	USD	6,500	124,874	57	124,817
3-Month LIBOR, 2.50%	Quarterly	2.34	Semi-annual	08/06/19	(a)	08/06/24	USD	19,000	377,687	167	377,520
3-Month LIBOR, 2.50%	Quarterly	2.30	Semi-annual	08/06/19	(a)	08/06/24	USD	19,500	353,331	172	353,159
3-Month LIBOR, 2.50%	Quarterly	2.23	Semi-annual	08/13/19	(a)	08/13/24	USD	6,500	96,395	57	96,338
3-Month LIBOR, 2.50%	Quarterly	2.15	Semi-annual	08/15/19	(a)	08/15/24	USD	25,000	279,428	220	279,208

41

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund								Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value
3-Month LIBOR, 2.50%	Quarterly	2.20%	Semi-annual	08/15/19	(a)	08/15/24	USD	10,000	$133,390	$88	$133,302
3-Month LIBOR, 2.50%	Quarterly	2.54	Semi-annual	N/A		09/04/24	USD	7,900	233,719	71	233,648
2.60%	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	N/A		09/04/24	USD	18,700	(608,212)	(52,335)	(555,877)
2.24	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	N/A		08/09/27	USD	17,400	(344,814)	229	(345,043)
3.01	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	N/A		02/14/48	USD	6,000	(933,451)	176	(933,627)
3-Month LIBOR, 2.50%	Quarterly	2.88	Semi-annual	N/A		02/01/49	USD	5,650	725,037	164	724,873
2.83	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	06/18/19	(a)	06/18/49	USD	5,790	(645,210)	170	(645,380)
3-Month LIBOR, 2.50%	Quarterly	2.75	Semi-annual	07/30/19	(a)	07/30/49	USD	1,450	136,557	43	136,514
3-Month LIBOR, 2.50%	Quarterly	2.74	Semi-annual	07/30/19	(a)	07/30/49	USD	2,750	252,841	82	252,759

									$384,206	$(48,974)	$433,180

(a)	Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of China	1.00%	Quarterly	Barclays Bank PLC	06/20/24	USD	6,300	$(135,498)	$(149,097)	$13,599
Republic of China	1.00	Quarterly	Bank of America N.A.	06/20/24	USD	6,300	(135,498)	(148,424)	12,926
Republic of China	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	USD	3,136	(67,438)	(68,165)	727
Republic of China	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	USD	3,164	(68,060)	(69,715)	1,655

							$(406,494)	$(435,401)	$28,907

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank N.A.	06/20/23	B	EUR	21	$(4,058)	$(2,518)	$(1,540)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	12/20/23	B	EUR	40	(8,597)	(5,832)	(2,765)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	79	(7,697)	139	(7,836)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	62	(6,041)	548	(6,589)
Garfunkelux Holdco 2 SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	B-	EUR	13	(3,177)	(84)	(3,093)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/23	B-	EUR	24	(6,034)	430	(6,464)

42

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media, Inc.	5.00%	Quarterly	Credit Suisse International	12/20/25	B	EUR	30	$5,844	$4,891	$953
Tesco PLC	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	BB+	EUR	60	(5,378)	(5,835)	457
CMBX.NA.8	3.00	Monthly	Barclays Bank PLC	10/17/57	CCC+	USD	5,000	(358,468)	(508,213)	149,745
CMBX.NA.8	3.00	Monthly	Credit Suisse International	10/17/57	CCC+	USD	2,500	(179,234)	(251,156)	71,922
CMBX.NA.8	3.00	Monthly	Morgan Stanley & Co. International PLC	10/17/57	CCC+	USD	4,450	(320,149)	(594,482)	274,333
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	BB-	USD	7,550	(435,888)	(932,881)	496,993
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	BB-	USD	5,000	(288,668)	(543,627)	254,959
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	BB-	USD	5,000	(288,668)	(543,627)	254,959
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	BB-	USD	5,000	(288,668)	(537,689)	249,021

								$(2,194,881)	$(3,919,936)	$1,725,055

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial Instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

43

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$32,485,916	$1,740,191	$34,226,107
Common Stocks(a)	232,700	45,785	912,041	1,190,526
Corporate Bonds	—	371,384,087	1,554,446	372,938,533
Floating Rate Loan Interests	—	232,024,523	11,388,799	243,413,322
Foreign Agency Obligations	—	15,554,712	—	15,554,712
Investment Companies	12,242,739	—	—	12,242,739
Non-Agency Mortgage-Backed Securities	—	9,324,999	—	9,324,999
Other Interests	—	—	10	10
Preferred Securities	13,213,297	39,204,734	—	52,418,031
U.S. Government Sponsored Agency Securities	—	26,210,381	—	26,210,381
U.S. Treasury Obligations	—	16,277,857	—	16,277,857
Warrants	—	240,951	—	240,951
Short-Term Securities	9,559,898	—	—	9,559,898
Liabilities:
Investments:
Unfunded Floating Rate Loan Interests(b)	—	(271)	—	(271)

Subtotal	$35,248,634	$742,753,674	$15,595,487	$793,597,795

Investments Valued at Net Asset Value (“NAV”)(c)				68,433

Total Investments				$793,666,228

Derivative Financial Instruments(d)
Assets:
Credit contracts	$—	$1,963,649	$—	$1,963,649
Forward foreign currency contracts	—	499,876	—	499,876
Interest rate contracts	681,938	4,864,924	—	5,546,862
Liabilities:
Credit contracts	—	(28,287)	—	(28,287)
Equity contracts	(220)	—	—	(220)
Forward foreign currency contracts	—	(107,494)	—	(107,494)
Interest rate contracts	(389,430)	(4,431,744)	—	(4,821,174)

	$292,288	$2,760,924	$—	$3,053,212

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $195,524,593 are categorized within as Level 2 the disclosure hierarchy.

44

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Limited Duration Income Trust (BLW)

A reconciliation of Level 3 Investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Options Purchased	Other Interests	Grand Total
Assets:
Opening balance, as of August 31, 2018	$1,581,044	$2,336,114	$1,507,493	$9,733,052	$—	$10	$15,157,713
Transfers into Level 3(a)	—	—	—	6,459,265	—	—	6,459,265
Transfers out of Level 3	—	—	(13)	(3,446,208)	—	—	(3,446,221)
Accrued discounts/premiums	(113,934)	—	(50,411)	2,225	—	—	(162,120)
Net realized gain (loss)	(87,372)	27,445	756	(155,889)	(44,978)	—	(260,038)
Net change in unrealized appreciation (depreciation)(b)	128,114	(1,409,077)	113,331	(227,911)	44,978	—	(1,350,565)
Purchases	500,000	100,687	—	5,170,453	—	—	5,771,140
Sales	(267,661)	(143,128)	(16,710)	(6,146,188)	—	—	(6,573,687)

Closing balance, as of May 31, 2019	$1,740,191	$912,041	$1,554,446	$11,388,799	$—	$10	$15,595,487

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2019(b)	$128,114	$(1,409,077)	$113,331	$(257,573)	$—	$—	$(1,425,205)

(a)

As of August 31, 2018, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2019, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

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